UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07896
                                                    ----------

                        Gabelli Global Series Funds, Inc.
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------
                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                               [GRAPHIC OMITTED]
                                                                   MARIO GABELLI


THE
GABELLI
GLOBAL
CONVERTIBLE
SECURITIES
FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2004


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

     Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      During 2004, the Fund gained +11.65% while the Merrill Lynch Global 300 Convertible Index gained +7.96% in 2004. Over the year, the Fund (+11.65%) outperformed its benchmark (+7.96%), bested global investment grade bonds (+8.80%), and achieved 90% of the return from global equities (+12.84%) with less risk.

      Global equity markets, as measured by the MSCI World Free Index, gained +11.59% in the quarter and +12.84% over the full year. Global investment grade bonds, as measured by the AA-1 rated Merrill Lynch Global Bond Index, rose +6.1% during the quarter and +8.8% over the year. Speculative grade bonds, as measured by the B1-rated Merrill Lynch Global High Yield Index, rose just +5.67% during the quarter, but gained +12.42% in 2004. Global bonds benefited from a weaker U.S. Dollar, and lower interest rates and tighter credit spreads as the world economy slowed and equity volatility fell.

      Factors contributing to the Fund's positive performance in 2004 included generally lower interest rates in Europe, tighter credit spreads, stronger foreign currencies and stock selection. Our research focused, event driven approach, continued to serve us well as a buyout firm made a bid for the California based aerospace concern GenCorp and Telecom Italia tendered for the minority stake in its wireless subsidiary Telecom Italia Mobile. Top performers, where the underlying equity gained over 50%, included in Europe: Voestalpine (+84%), the Austrian steel producer, Wienerberger (+71%), the Austrian building materials company, and Vinci (+57%), the French based construction company and toll road operator; in the U.S.: Bunge (+75%), a global agribusiness, GenCorp (+73%), and Harris (+64%), a communications equipment company; and in Japan:
Tokai Rika (+90%), an auto parts company, Lopro (+80%), a financial services company, and Shoei (+57%), a conglomerate involved in real estate development and electronic devices and components. On the negative side, the underlying equities of Allied Waste (-33%), Pep Boys (-24%), and Cincinnati Bell (-18%) disappointed. Finally, the decline in equity volatility to a nine year low chipped away from performance.

                                                           Sincerely yours,


                                                           /s/ Bruce N. Alpert
                                                           Bruce N. Alpert
                                                           President
February 23, 2005

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI GLOBAL
      CONVERTIBLE SECURITIES FUND CLASS AAA SHARES, THE LIPPER CONVERTIBLE
          SECURITIES FUND AVERAGE AND THE UBS GLOBAL CONVERTIBLE INDEX

                                 [GRAPH OMITTED]
                               PLOT POINTS FOLLOW:

              Gabelli Global                 Lipper
                 Convertible             Convertible                        UBS
             Securities Fund              Securities          Global Convertible
            Class AAA Shares             Fund Average                      Index

2/3/94                10,000                   10,000                     10,000
12/31/94              10,090                    9,324                      9,709
12/31/95              11,363                   11,262                     11,146
12/31/96              11,985                   12,941                     11,883
12/31/97              12,323                   15,219                     12,057
12/31/98              13,388                   15,889                     14,544
12/31/99              20,229                   20,778                     19,734
12/31/00              17,397                   20,876                     17,683
12/31/01              15,093                   19,235                     16,633
12/31/02              14,361                   17,698                     16,533
12/31/03              17,446                   22,425                     20,595
12/31/04              19,479                   24,349                     22,482

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS

---------------------------------------------------------------------------------------------------------------------
                           AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2004 (A)
                           ----------------------------------------------------
                                                                                                             Since
                                                                                                           Inception
                                                        QUARTER   1 YEAR     3 YEAR    5 YEAR     10 YEAR  (2/3/94)
---------------------------------------------------------------------------------------------------------------------
  GABELLI GLOBAL CONVERTIBLE FUND CLASS AAA ...........  7.55%     11.65%     8.87%    (0.76)%     6.80%     6.29%
  UBS Global Convertible Index ........................  8.57       9.16     10.58      2.65       9.27      8.00
  Merrill Lynch Global 300 Convertible Index(d) .......  7.63       7.96     10.13      2.13       7.57       NA
  MSCI World Free Index ............................... 11.59      12.84      5.23     (3.82)      6.56      5.71
  Class A .............................................  7.38      11.59      8.90     (0.76)      6.79      6.29
                                                         1.26(b)    5.17(b)   6.76(b)  (1.91)(b)   6.17(b)   5.73(b)
  Class B .............................................  7.32      10.82      8.10     (1.32)      6.49      6.02
                                                         2.32(c)    6.26(c)   7.23(c)  (1.72)(c)   6.49(c)   6.02(c)
  Class C .............................................  7.23      10.87      8.22     (1.17)      6.58      6.09
                                                         6.23(c)    9.96(c)   8.22(c)  (1.17)(c)   6.58(c)   6.09(c)

(a) PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. OTHER SHARE CLASSES ARE AVAILABLE AND HAVE DIFFERENT PERFORMANCE CHARACTERISTICS. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON MAY 2, 2001, MARCH 28, 2001 AND NOVEMBER 26, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE UBS (FORMERLY WARBURG DILLON REED) GLOBAL CONVERTIBLE INDEX, THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX AND THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD FREE INDEX ARE UNMANAGED INDICATORS OF INVESTMENT PERFORMANCE.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY.
(d) THERE IS NO DATA AVAILABLE FOR THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX PRIOR TO DECEMBER 31, 1994.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Since January 1, 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions and identifies that portion of the distribution from net investment income, capital gains and paid in capital. The actual source of the distribution is determined after the end of the year. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $1.20 per share. Distributions for the year ended December 31, 2004 included a return of capital of $0.70, $0.73, $0.76 and $0.76 per share for Class AAA, Class A, Class B and Class C, respectively.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from July 1, 2004  through  December  31,  2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.


                     Beginning         Ending     Annualized     Expenses
                   Account Value   Account Value    Expense     Paid During
                       7/1/04        12/31/04        Ratio        Period*
--------------------------------------------------------------------------------
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00   $1,076.50   2.01%     $10.49
Class A            $1,000.00   $1,074.70   2.01%     $10.48
Class B            $1,000.00   $1,070.70   2.76%     $14.37
Class C            $1,000.00   $1,071.50   2.76%     $14.37

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00   $1,015.03   2.01%     $10.18
Class A            $1,000.00   $1,015.03   2.01%     $10.18
Class B            $1,000.00   $1,011.26   2.76%     $13.95
Class C            $1,000.00   $1,011.26   2.76%     $13.95

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.


GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

Financial Services ................................  12.8%
Telecommunications ................................   9.2%
Energy and Utilities ..............................   8.4%
Equipment and Supplies ............................   8.4%
Health Care .......................................   7.5%
Diversified Industrial ............................   6.9%
Retail ............................................   4.9%
Metals and Mining .................................   4.8%
Automotive: Parts and Accessories .................   3.5%
Aerospace .........................................   3.5%
Electronics .......................................   2.9%
Business Services .................................   2.8%
Food and Beverage .................................   2.4%
Real Estate .......................................   2.3%
Communications Equipment ..........................   2.3%
Hotels and Gaming .................................   2.1%
Paper and Forest Products .........................   2.0%
Environmental Services ............................   2.0%
Broadcasting ......................................   2.0%
Entertainment .....................................   1.9%
Agriculture .......................................   1.7%
Consumer Products .................................   1.7%
Educational Services ..............................   1.6%
Automotive ........................................   0.5%
Other Assets and Liabilities - Net ................   1.9%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

   PRINCIPAL                                          MARKET
    AMOUNT                               COST          VALUE
   ---------                             ----         ------

                CONVERTIBLE CORPORATE BONDS -- 78.3%
                AEROSPACE -- 3.0%
 $   550,000    Gencorp Inc., Sub. Deb. Cv.,
                 2.250%,
                 11/15/24 (a) .......$   550,000  $    631,812
                                     -----------  ------------
                AGRICULTURE -- 1.7%
     200,000    Bunge Ltd. Financial Corp., Cv.,
                 3.750%, 11/15/22 ...    211,137       360,750
                                     -----------  ------------
                AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.5%
  40,000,000(b) Futaba Industrial
                 Co. Ltd., Cv.,
                 Zero Coupon,
                 09/30/09 ...........    382,063       403,399
     125,000    Standard Motor
                 Products Inc.,
                 Sub. Deb. Cv., 6.750%,
                 07/15/09 ...........    125,000       122,187
  20,000,000(b) Suzuki Motor Corp., Cv.,
                 Zero Coupon,
                 03/31/10 ...........    212,466       214,655
                                     -----------  ------------
                                         719,529       740,241
                                     -----------  ------------
                BUSINESS SERVICES -- 2.8%
     200,000    Keane Inc., Sub. Deb. Cv.,
                 2.000%, 06/15/13 ...    215,019       207,250
     253,200(c) SR Teleperformance,
                 Cv., 3.250%,
                 01/01/08 ...........    374,182       385,245
                                     -----------  ------------
                                         589,201       592,495
                                     -----------  ------------
                COMMUNICATIONS EQUIPMENT -- 2.3%
     450,000    Agere Systems Inc., Sub. Deb.
                 Cv., 6.500%,
                 12/15/09 ...........    488,079       478,125
                                     -----------  ------------
                CONSUMER PRODUCTS -- 1.7%
     270,000    Church & Dwight Co. Inc.,
                 Deb. Cv., 5.250%,
                 08/15/33 ...........    326,473       353,362
                                     -----------  ------------
                DIVERSIFIED INDUSTRIAL -- 5.7%
     250,000(c) Oesterreichische
                 Industrieholding
                 AG, Cv.,1.500%,
                 10/02/06 ...........    333,543       469,559
     850,000    Roper Industries Inc., Cv.,
                 1.481%, 01/15/34 ...    360,879       406,938
     177,905(c) Vivendi Universal SA,
                 Cv., 1.000%,
                 03/01/06 ...........    186,043       319,661
                                     -----------  ------------
                                         880,465     1,196,158
                                     -----------  ------------
                EDUCATIONAL SERVICES -- 1.6%
     300,000    School Speciality Inc.,
                 Sub. Deb. Cv.,
                 3.750%, 08/01/23 ...    329,503       345,375
                                     -----------  ------------
                ELECTRONICS -- 2.9%
     250,000    Asia Optical Co., Cv.,
                 Zero Coupon,
                 10/14/08 ...........    282,905       266,776
     300,000    Hon Hai Precision Industry
                 Co. Ltd., Cv.,
                 Zero Coupon,
                 08/08/08 ...........    342,371       337,572
                                     -----------  ------------
                                         625,276       604,348
                                     -----------  ------------

   PRINCIPAL                                          MARKET
    AMOUNT                               COST          VALUE
   ---------                             ----         ------
                ENERGY AND UTILITIES -- 2.7%
  $  110,000    Devon Energy Corp., Deb. Cv.,
                 4.950%, 08/15/08 ...$   111,991  $    121,413
     100,000    Hanover Compressor Co., Cv.,
                 4.750%, 03/15/08 ...     94,321        97,500
     325,000    Schlumberger Ltd., Deb. Cv.,
                 1.500%, 06/01/23 ...    347,250       357,500
                                     -----------  ------------
                                         553,562       576,413
                                     -----------  ------------
                ENTERTAINMENT -- 1.9%
     200,000    Liberty Media Corp.,
                 Deb. Cv.,
                 3.250%, 03/15/31 ...    189,022       197,250
     200,000    Liberty Media Corp.,
                 Deb. Cv.,
                 3.250%,
                 03/15/31 (a) .......    200,000       197,250
                                     -----------  ------------
                                         389,022       394,500
                                     -----------  ------------
                EQUIPMENT AND SUPPLIES -- 7.1%
  40,000,000(b) Central Glass Co.
                 Ltd., Cv.,
                 Zero Coupon,
                 03/31/10 ...........    412,604       419,245
  20,000,000(b) Horiba Ltd., Cv.,
                 0.850%, 03/17/06 ...    170,229       261,540
     297,000(c) Neopost SA, Cv.,
                 1.500%, 02/01/05 ...    289,674       477,096
  35,000,000(b) Toyo Ink Manufacturing
                 Co. Ltd., Cv.,
                 1.000%, 03/31/06 ...    382,493       346,687
                                     -----------  ------------
                                       1,255,000     1,504,568
                                     -----------  ------------
                FINANCIAL SERVICES -- 11.2%
     200,000(c) Bank  Austria
                 Creditanstalt,  Cv.,
                 1.250%,  01/15/07 ..    319,267       399,959
     350,000    Chinatrust Financial Holding
                 Co. Ltd., Cv.,
                 Zero Coupon,
                 07/08/07 ...........    475,664       473,863
     200,000(d) Forester Ltd., Cv.,
                 3.750%, 11/12/09 ...    368,222       488,209
  50,000,000(b) Lopro Corp., Cv.,
                 Zero Coupon,
                 11/06/06 ...........    539,485       568,490
     250,000    Repcon Luxembourg SA, Cv.,
                 4.500%, 01/26/11 ...    302,365       305,672
     200,000(c) Wuertt AG Versich-Beteil,
                 Cv., 1.150%,
                 04/17/08 ...........    164,287       132,340
                                     -----------  ------------
                                       2,169,290     2,368,533
                                     -----------  ------------
                FOOD AND BEVERAGE -- 2.4%
     117,700(c) Pernod Ricard SA,
                 Cv., 2.500%,
                 01/01/08 ...........    160,529       222,289
  25,000,000(b) Yokohama Reito Co.
                 Ltd., Cv., Zero
                 Coupon, 03/30/07 ...    252,318       287,157
                                     -----------  ------------
                                         412,847       509,446
                                     -----------  ------------

                See accompanying notes to financial statements.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

   PRINCIPAL                                          MARKET
    AMOUNT                               COST          VALUE
   ---------                             ----         ------

                CONVERTIBLE CORPORATE BONDS (CONTINUED)
                HEALTH CARE -- 6.2%
 $40,000,000(b) Fujirebio Inc., Cv.,
                 Zero Coupon,
                 12/29/06 ...........$   359,396  $    558,212
     250,000    Manor Care Inc., Cv.,
                 2.625%, 04/15/23 ...    311,658       319,688
     400,000    Quest Diagnostics
                 Inc., Deb.
                 Cv., 1.750%,
                 11/30/21 ...........    400,000       438,500
                                     -----------  ------------
                                       1,071,054     1,316,400
                                     -----------  ------------
                HOTELS AND GAMING -- 2.1%
     200,000(d) Hilton Group Finance Jersey
                 Ltd., Cv.,
                 3.375%, 10/02/10 ...    409,025       452,318
                                     -----------  ------------
                METALS AND MINING -- 4.8%
     300,000    Agnico-Eagle Mines Ltd.,
                 Sub. Deb. Cv.,
                 4.500%, 02/15/12 ...    335,627      346,800
  25,000,000(b) Daido Metal Co. Ltd., Cv.,
                 0.200%, 09/28/07 ...    270,438      302,467
     250,000    Freeport-McMoRan Copper
                 & Gold Inc., Cv.,
                 7.000%, 02/11/11 ...    360,895      376,250
                                     -----------  ------------
                                         966,960    1,025,517
                                     -----------  ------------
                PAPER AND FOREST PRODUCTS -- 1.5%
  30,000,000(b) Daio Paper Corp., Cv.,
                 0.700%, 03/31/08 ...    302,158       326,437
                                     -----------  ------------
                REAL ESTATE -- 2.3%
  20,000,000(b) Heiwa Real Estate, Cv.,
                 Zero Coupon,
                 06/24/08 ...........    196,702       200,937
  26,000,000(b) Mitsui Fudosan Co.
                 Ltd., Cv., Zero Coupon,
                 07/30/10 ...........    273,380       278,649
                                     -----------  ------------
                                         470,082       479,586
                                     -----------  ------------
                RETAIL -- 4.9%
  20,000,000(b) Belluna Co. Ltd., Cv.,
                 0.200%, 03/30/07 ...    221,556       224,358
  30,000,000(b) Kasumi Co. Ltd., Cv.,
                 1.100%, 02/28/07 ...    299,271       379,832
     250,000(e) Swatch Group Finance,
                 Cv., 2.625%,
                 10/15/10 ...........    212,766       238,718
     150,000    The Gap Inc., Cv.,
                 5.750%, 03/15/09 ...    155,241       199,687
                                     -----------  ------------
                                         888,834     1,042,595
                                     -----------  ------------
                TELECOMMUNICATIONS -- 6.0%
     150,000(d) Cable & Wireless plc,
                 Cv., 4.000%,
                 07/16/10 ...........    264,274       300,190
     225,000    Harris Corp., Deb. Cv.,
                 3.500%, 08/15/22 ...    230,678       333,000
     325,000(c) Telecom Italia SpA,
                 Cv., 1.500%,
                 01/01/10 ...........    383,182       639,698
                                     -----------  ------------
                                         878,134     1,272,888
                                     -----------  ------------
                TOTAL CONVERTIBLE
                 CORPORATE BONDS .... 14,485,631    16,571,867
                                     -----------  ------------

                                                      MARKET
    SHARES                               COST          VALUE
   ---------                             ----         ------

                PREFERRED STOCKS -- 14.1%
                AEROSPACE -- 0.5%
      40,000    BAE Systems plc,
                 7.750% Cv. Pfd. ....$   101,529  $     96,187
                                     -----------  ------------
                AUTOMOTIVE -- 0.5%
       5,000    General Motors Corp.,
                 5.250% Cv. Pfd.,
                 Ser. B .............    137,494       115,350
                                     -----------  ------------
                BROADCASTING -- 2.0%
       9,000    Emmis Communications Corp.,
                 6.250% Cv. Pfd.,
                 Ser. A .............    411,715       414,450
                                     -----------  ------------
                ENERGY AND UTILITIES -- 3.8%
       4,500    Arch Coal Inc.,
                 5.000% Cv. Pfd. ....    259,875       409,500
       6,500    FPL Group Inc.,
                 8.000% Cv. Pfd.,
                 Ser. B .............    366,730       391,560
                                     -----------  ------------
                                         626,605       801,060
                                     -----------  ------------
                ENVIRONMENTAL SERVICES -- 2.0%
       8,000    Allied Waste Industries Inc.,
                 6.250% Cv. Pfd. ....    436,655       421,680
                                     -----------  ------------
                FINANCIAL SERVICES -- 1.6%
       1,000    Doral Financial Corp.,
                 4.750% Cv. Pfd. (a)     250,000       333,500
                                     -----------  ------------
                HEALTH CARE -- 1.3%
       5,000    Omnicare Inc.,
                 4.000% Cv. Pfd. ....    254,375       275,800
                                     -----------  ------------
                PAPER AND FOREST PRODUCTS -- 0.5%
       2,000    Amcor Ltd.,
                 7.250% Cv. Pfd. ....     94,000       114,750
                                     -----------  ------------
                TELECOMMUNICATIONS -- 1.9%
      10,000    Cincinnati Bell Inc.,
                 6.750% Cv. Pfd.,
                 Ser. B .............    416,750       407,500
                                     -----------  ------------
                TOTAL PREFERRED
                 STOCKS .............  2,729,123     2,980,277
                                     -----------  ------------
                COMMON STOCKS -- 4.5%
                ENERGY AND UTILITIES -- 1.9%
       4,450    E.ON AG .............    328,866       405,623
                                     -----------  ------------
                EQUIPMENT AND SUPPLIES -- 1.3%
       9,886    Sato Corp. ..........    184,786       268,689
                                     -----------  ------------
                TELECOMMUNICATIONS -- 1.3%
      20,971    Citizens
                 Communications Co. .    259,621       289,190
                                     -----------  ------------
                TOTAL COMMON STOCKS .    773,273       963,502
                                     -----------  ------------

                See accompanying notes to financial statements.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

   PRINCIPAL                                          MARKET
    AMOUNT                               COST          VALUE
   ---------                             ----         ------
                CORPORATE BONDS -- 1.2%
                DIVERSIFIED INDUSTRIAL -- 1.2%
  $  197,518(c) Elektrim Finance BV,
                 2.000%, 12/15/05 ...$   191,434  $    264,450
                                     -----------  ------------
                TOTAL
                 INVESTMENTS --
                 98.1% ..............$18,179,461    20,780,096
                                     ===========

                OTHER ASSETS AND LIABILITIES
                 (NET) -- 1.9% .................       395,797
                                                  ------------
                NET ASSETS -- 100.0% ...........  $ 21,175,893
                                                  ============
----------------
                For Federal tax purposes:
                Aggregate cost .................  $ 18,179,461
                                                 ============
                Gross unrealized appreciation .. $ 2,766,113 Gross unrealized depreciation .. (165,478)
                                                 ------------
                Net unrealized appreciation
                 (depreciation) ................ $  2,600,635
                                                 ============

----------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of Rule 144A securities amounted to $1,162,562 or 5.49% of net assets. These securities have been deemed by the Board of Directors to be liquid securities.
(b)  Principal amount denoted in Japanese Yen.
(c)  Principal amount denoted in Euros.
(d)  Principal amount denoted in British Pounds.
(e)  Principal amount denoted in Swiss Francs.

                                        % OF
                                       MARKET    MARKET
GEOGRAPHIC DIVERSIFICATION              VALUE     VALUE
--------------------------             ------    ------
North America ......................   43.1%   $ 8,949,168
Europe .............................   26.9      5,597,215
Japan ..............................   24.3      5,040,753
Asia/Pacific .......................    5.7      1,192,960
                                      ------   -----------
                                      100.0%   $20,780,096
                                      ======   ===========


                 See accompanying notes to financial statements.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $18,179,461) ...   $ 20,780,096
  Cash and foreign currency, at value
    (cost $277,572) ..........................        283,989
  Receivable for Fund shares sold ............         96,191
  Dividends and interest receivable ..........        136,715
  Other assets ...............................          2,116
                                                 ------------
  TOTAL ASSETS ...............................     21,299,107
                                                 ------------
LIABILITIES:
  Payable for Fund shares redeemed ...........         46,228
  Payable for investment advisory fees .......         14,170
  Payable for distribution fees ..............          4,437
  Other accrued expenses .....................         58,379
                                                 ------------
  TOTAL LIABILITIES ..........................        123,214
                                                 ------------
  NET ASSETS applicable to 3,384,605
     shares outstanding ......................   $ 21,175,893
                                                 ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value .........   $      3,385
  Additional paid-in capital .................     19,082,926
  Distributions in excess of net
    investment income ........................         (3,609)
  Accumulated net realized loss on investments
    and foreign currency transactions ........       (516,943)
  Net unrealized appreciation on investments
    and foreign currency translations ........      2,610,134
                                                 ------------
  TOTAL NET ASSETS ...........................   $ 21,175,893
                                                 ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($20,350,276 / 3,251,491
    shares outstanding) ......................          $6.26
                                                        =====
  CLASS A:
  Net Asset Value and redemption price per share
    ($597,986 / 95,449 shares outstanding) ...          $6.26
                                                        =====
  Maximum offering price per share
    (NAV / 0.9425, based on maximum sales
    charge of 5.75% of the offering price) ...          $6.64
                                                        =====
  CLASS B:
  Net Asset Value and offering price per share
    ($132,829 / 22,094 shares outstanding) ...          $6.01(a)
                                                        =====
  CLASS C:
  Net Asset Value and offering price per share
    ($94,802 / 15,571 shares outstanding) ....          $6.09(a)
                                                        =====
---------------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $3,519)   $   342,245
  Interest .................................       222,011
                                               -----------
  TOTAL INVESTMENT INCOME ..................       564,256
                                               -----------
EXPENSES:
  Investment advisory fees .................       183,549
  Distribution fees -- Class AAA ...........        44,831
  Distribution fees -- Class A .............           609
  Distribution fees -- Class B .............         1,108
  Distribution fees -- Class C .............           682
  Shareholder communications expenses ......        37,997
  Shareholder services fees ................        30,809
  Legal and audit fees .....................        27,246
  Registration fees ........................        25,017
  Custodian fees ...........................        14,981
  Directors' fees ..........................         1,988
  Interest expense .........................         1,779
  Miscellaneous expenses ...................         9,070
                                               -----------
  TOTAL EXPENSES ...........................       379,666
  Expense reimbursement (see Note 3) .......        (9,450)
                                               -----------
  TOTAL NET EXPENSES .......................       370,216
                                               -----------
  NET INVESTMENT INCOME ....................       194,040
                                               -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .........       825,758
  Net realized gain on foreign
    currency transactions ..................       413,614
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ..................       628,898
                                               -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ...........................     1,868,270
                                               -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................   $ 2,062,310
                                               ===========

                 See accompanying notes to financial statements.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                             YEAR ENDED           YEAR ENDED
                                          DECEMBER 31, 2004    DECEMBER 31, 2003
                                          -----------------    -----------------
OPERATIONS:
  Net investment income ...................  $   194,040         $   176,987
  Net realized gain on investments and
    foreign currency transactions .........    1,239,372             225,461
  Net change in unrealized appreciation/
    depreciation on investments
    and foreign currency translations .....      628,898           2,678,711
                                             -----------         -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .......................    2,062,310           3,081,159
                                             -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA .............................     (329,698)           (270,727)
    Class A ...............................       (4,835)               (665)
    Class B ...............................       (2,170)               (843)
    Class C ...............................       (1,316)               (353)
                                             -----------         -----------
                                                (338,019)           (272,588)
                                             -----------         -----------
  Net realized gains
    Class AAA .............................   (1,071,095)                 --
    Class A ...............................      (15,708)                 --
    Class B ...............................       (7,049)                 --
    Class C ...............................       (4,276)                 --
                                             -----------         -----------
                                              (1,098,128)                 --
                                             -----------         -----------
  Return of Capital
    Class AAA .............................   (1,990,268)         (2,551,348)
    Class A ...............................      (29,187)             (6,270)
    Class B ...............................      (13,098)             (7,941)
    Class C ...............................       (7,945)             (3,329)
                                             -----------         -----------

                                              (2,040,498)         (2,568,888)
                                             -----------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....   (3,476,645)         (2,841,476)
                                             -----------         -----------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ...............................    4,461,404           7,713,607
  Class A .................................      516,340              83,934
  Class B .................................       75,271              44,081
  Class C .................................       59,788              26,679
                                             -----------         -----------
  NET INCREASE IN NET ASSETS FROM
    CAPITAL SHARE TRANSACTIONS ............    5,112,803           7,868,301
                                             -----------         -----------
  REDEMPTION FEES .........................        3,506              10,969
                                             -----------         -----------
  NET INCREASE IN NET ASSETS ..............    3,701,974           8,118,953
NET ASSETS:
  Beginning of period .....................   17,473,919           9,354,966
                                             -----------         -----------
  End of period ...........................  $21,175,893         $17,473,919
                                             ===========         ===========

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli Global Convertible Securities Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At December 31, 2004, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2004, there were no open forward foreign exchange contracts.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Premiums and discounts on debt securities are amortized using the yield to maturity method. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $140,370 and to decrease accumulated net realized loss on investments and foreign currency transactions by $942,301, with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the fiscal year ended December 31, 2004 and December 31, 2003 were as follows:

                                               YEAR ENDED          YEAR ENDED
                                           DECEMBER 31, 2004   DECEMBER 31, 2003
                                           -----------------   -----------------
  DISTRIBUTIONS PAID FROM:
  Ordinary income (inclusive of short term
    capital gains) .........................  $1,436,147          $  272,588
  Non taxable return of capital ............   2,040,498           2,568,888
                                              ----------          ----------
  Total distributions paid .................  $3,476,645          $2,841,476
                                              ==========          ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

                  Capital loss carryforward .............. $ (502,405)
                  Net unrealized appreciation on
                    investments, foreign
                    receivables and payables .............  2,610,134
                  Other temporary differences ............    (18,147)
                                                           ----------
                  Total accumulated gain ................. $2,089,582
                                                           ==========

At December 31, 2004, the Fund has net capital loss carryforwards for Federal income tax purposes of $502,405 which are available to reduce future required distributions of net capital gains to shareholders. $502,405 is available through 2010. For the year ended December 31, 2004, the Fund utilized net capital loss carryforwards of $1,098,128.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


Officers and Directors of the Fund who are its affiliates. The Adviser has voluntarily agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses (exclusive of interest expense) of 2.00%, 2.00%, 2.75% and 2.75% of average daily net assets for Class AAA, Class A, Class B and Class C, respectively. For the year ended December 31, 2004, the Adviser reimbursed the Fund in the amount of $9,450. Such amount is not recoverable in future fiscal years.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $12,269,424 and $10,809,232, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2004, the Fund paid brokerage commissions of $575 to Gabelli & Company. During the year ended December 31, 2004, Gabelli & Company informed the Fund that it received $3,413 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At December 31, 2004, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the year ended December 31, 2004 was $28,057 with a related weighted average interest rate of 2.76%. The maximum amount borrowed at any time during the year ended December 31, 2004 was $1,160,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged within 60 days after the date of a purchase. For Class B and C Shares the 2.00% redemption fee applies to Shares purchased on or after July 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the period ended December 31, 2004 amounted to $3,506.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2004                 DECEMBER 31, 2003
                                                     ----------------------------      ---------------------------
                                                        SHARES          AMOUNT            SHARES         AMOUNT
                                                      ----------       -----------      ----------     ------------
                                                               CLASS AAA                         CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ........................................  1,621,450       $10,337,026       3,253,286     $ 21,853,374
Shares issued upon reinvestment of dividends .......    482,014         3,037,994         394,703        2,639,266
Shares redeemed .................................... (1,404,805)       (8,913,616)     (2,494,872)     (16,779,033)
                                                     ----------       -----------      ----------     ------------
    Net increase ...................................    698,659       $ 4,461,404       1,153,117     $  7,713,607
                                                     ==========       ===========      ==========     ============
                                                                CLASS A                           CLASS A
                                                     ----------------------------      ---------------------------
Shares sold ........................................     87,249       $   546,490          12,044     $     81,495
Shares issued upon reinvestment of dividends .......      3,755            23,269             361            2,439
Shares redeemed ....................................     (8,221)          (53,419)             --               --
                                                     ----------       -----------      ----------     ------------
    Net increase ...................................     82,783       $   516,340          12,405     $     83,934
                                                     ==========       ===========      ==========     ============

                                                                CLASS B                           CLASS B
                                                     ----------------------------      ---------------------------
Shares sold ........................................     10,388       $    66,681           7,064     $     46,753
Shares issued upon reinvestment of dividends .......      1,567             9,539             327            2,142
Shares redeemed ....................................       (159)             (949)           (745)          (4,814)
                                                     ----------       -----------      ----------     ------------
    Net increase ...................................     11,796       $    75,271           6,646     $     44,081
                                                     ==========       ===========      ==========     ============

                                                                CLASS C                           CLASS C
                                                     ----------------------------      ---------------------------
Shares sold ........................................      9,896       $    61,575           4,466     $     30,016
Shares issued upon reinvestment of dividends .......      1,486             9,073             324            2,148
Shares redeemed ....................................     (1,689)          (10,860)           (834)          (5,485)
                                                     ----------       -----------      ----------     ------------
    Net increase ...................................      9,693       $    59,788           3,956     $     26,679
                                                     ==========       ===========      ==========     ============

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of capital stock outstanding throughout each period:

                                           INCOME
                                  FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
                           ---------------------------------------   ------------------------------------------------
                                            Net
               Net Asset       Net      Realized and       Total                      Net
  Period         Value,    Investment    Unrealized        from         Net        Realized    Return
   Ended       Beginning    Income/    Gain/(Loss) on   Investment   Investment     Gain on      of        Total
December 31,   of Period   (Loss)(h)     Investments    Operations     Income     Investments  Capital  Distributions
------------   ---------   ---------   --------------   ----------   ----------   -----------  -------  -------------
CLASS AAA
  2004           $6.77      $0.07          $0.62          $0.69        $(0.12)     $(0.38)    $(0.70)     $(1.20)
  2003            6.66       0.07           1.24           1.31         (0.11)         --      (1.09)      (1.20)
  2002            8.29       0.07          (0.50)         (0.43)        (0.04)         --      (1.16)      (1.20)
  2001           10.86      (0.09)         (1.28)         (1.37)           --       (0.00)(d)  (1.20)      (1.20)
  2000           13.88      (0.54)         (1.28)         (1.82)           --       (1.20)        --       (1.20)
CLASS A
  2004           $6.77      $0.09          $0.60          $0.69        $(0.11)     $(0.36)    $(0.73)     $(1.20)
  2003            6.66       0.07           1.24           1.31         (0.11)         --      (1.09)      (1.20)
  2002            8.28       0.07          (0.49)         (0.42)        (0.04)         --      (1.16)      (1.20)
  2001(b)        10.27      (0.09)         (1.10)         (1.19)           --       (0.00)(d)  (0.80)      (0.80)
CLASS B
  2004           $6.59      $0.03          $0.59          $0.62        $(0.10)     $(0.34)    $(0.76)     $(1.20)
  2003            6.55       0.03           1.21           1.24         (0.07)         --      (1.13)      (1.20)
  2002            8.23       0.02          (0.50)         (0.48)        (0.04)         --      (1.16)      (1.20)
  2001(a)        10.04      (0.16)         (0.75)         (0.91)           --       (0.00)(d)  (0.90)      (0.90)
CLASS C
  2004           $6.66      $0.03          $0.60          $0.63        $(0.10)     $(0.34)    $(0.76)     $(1.20)
  2003            6.61       0.03           1.22           1.25         (0.07)         --      (1.13)      (1.20)
  2002            8.27       0.02          (0.48)         (0.46)        (0.04)         --      (1.16)      (1.20)
  2001(c)         8.58      (0.14)          0.03          (0.11)           --       (0.00)(d)  (0.20)      (0.20)



                                                               RATIOS TO AVERAGE
                                                           NET ASSETS/SUPPLEMENTAL DATA
                                   --------------------------------------------------------------------------------

                          Net Asset          Net Assets       Net       Operating       Operating
    Period                  Value,              End of     Investment    Expenses        Expenses          Portfolio
    Ended     Redemption   End of   Total     Period        Income/      Before          Net of           Turnover
 December 31,   Fees(h)    Period  Return+   (in 000's)     (Loss)    Reimbursement  Reimbursement(e)(f)     Rate
-------------  ---------   ------- -------   ----------   ----------  -------------  -------------------  ---------
 CLASS AAA
   2004        $0.00(d)    $6.26    11.7%     $20,350        1.06%         2.06%            2.01%            60%
   2003         0.00(d)     6.77    21.5       17,281        1.12          2.07             2.01             54
   2002           --        6.66    (4.9)       9,316        0.97          2.83             2.83             33
   2001           --        8.29   (13.2)       8,288       (0.93)         2.69             2.69             49
   2000           --       10.86   (14.0)      10,552       (3.19)         2.64             2.64             89
 CLASS A
   2004        $0.00(d)    $6.26    11.6%        $598        1.41%         2.06%            2.01%            60%
   2003         0.00(d)     6.77    21.5           86        1.12          2.07             2.01             54
   2002           --        6.66    (4.7)           2        0.97          2.83             2.83             33
   2001(b)        --        8.28   (13.3)           9       (0.93)(g)      2.69(g)          2.69(g)          49
 CLASS B
   2004        $0.00(d)    $6.01    10.8%        $133        0.45%         2.81%            2.76%            60%
   2003         0.00(d)     6.59    20.7           68        0.37          2.82             2.76             54
   2002           --        6.55    (5.6)          24        0.22          3.58             3.58             33
   2001(a)        --        8.23   (13.8)           6       (1.68)(g)      3.44(g)          3.44(g)          49
 CLASS C
   2004        $0.00(d)    $6.09    10.9%         $95        0.44%         2.81%            2.76%            60%
   2003         0.00(d)     6.66    20.7           39        0.37          2.82             2.76             54
   2002           --        6.61    (5.3)          13        0.22          3.58             3.58             33
   2001(c)        --        8.27   (13.5)           0       (1.68)(g)      3.44(g)          3.44(g)          49

----------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) From March 28, 2001, the date the shares were continuously outstanding.
(b) From May 2, 2001, the date the shares were continuously outstanding. Class A shares were outstanding for the period March 13, 2000 through November 30, 2000. Financial Highlights are not presented for Class A for the period ending December 31, 2000, as the information for this period is not considered meaningful.
(c) From November 26, 2001, the date the shares were  continuously  outstanding.
(d) Amount represents less than $0.005 per share.
(e) The Fund incurred interest expense during the years ended December 31, 2004, 2003, 2002 and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.82% and 2.67% (Class AAA), 2.00%, 2.00%, 2.82% and 2.67% (Class A), 2.75%,
    2.75%,  3.57% and 3.42% (Class B) and 2.75%,  2.75%,  3.57% and 3.42% (Class
    C), respectively.
(f) The Fund incurred interest expense during the year ended December 31, 2000. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 2.46%.
(g) Annualized.
(h) Per share amounts have been calculated using the average shares outstanding method.


                 See accompanying notes to financial statements.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Global Convertible Securities Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Gabelli Global Convertible Securities Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc., as of December 31, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2002 were audited by other auditors whose report dated January 31, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Global Convertible Securities Fund at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP
New York, New York
February 11, 2005

--------------------------------------------------------------------------------
                   2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)

  For the fiscal year ended December 31, 2004, the Fund paid to shareholders an ordinary income dividend (comprised of net investment income) totaling $0.4967, $0.4694, $0.4405 and $0.4434 per share for Class AAA, Class A, Class B and ClassC Shares, respectively. For the fiscal year ended December 31, 2004, 18.1% of the ordinary income dividend qualifies for the dividend received deduction available to corporations, and 33.8% of the ordinary income distribution was qualifying dividend income. Additionally, 58%, 61%, 63% and 63% of the distributions paid in 2004 were a nontaxable return of capital for Class AAA, Class A, Class B and Class C Shares, respectively, which should be deducted from the cost basis of the securities held as of the payment date.

  U.S.  GOVERNMENT INCOME
  The percentage of the ordinary income dividend paid by the Fund during fiscal year 2004 which was derived from U.S. Treasury securities was 0.49%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Global Convertible Securities Fund did not meet this strict requirement in 2004. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------
                                       17

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Fund's Statement of Additional Information includes additional information about Gabelli Global Convertible Securities Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to Gabelli Global Convertible Securities Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF        COMPLEX
    ADDRESS 1              TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
    AND AGE              SERVED 2        DIRECTOR         DURING PAST FIVE YEARS                HELD BY DIRECTOR 4
----------------       ---------      ------------       -----------------------               ------------------
INTERESTED DIRECTORS 3:
---------------------
MARIO J. GABELLI       Since 1993         24     Chairman of the Board, Chief Executive    Director of Morgan Group
Director and                                     Officer of Gabelli Asset Management Inc.  Holdings, Inc. (holding
Chief Investment Officer                         and Chief Investment Officer of Gabelli   company)
Age: 62                                          Funds, LLC and GAMCO Investors, Inc.;
                                                 Vice Chairman and Chief Executive Officer
                                                 of Lynch Interactive Corporation
                                                 (multimedia and services)

JOHN D. GABELLI        Since 1993         10     Senior Vice President of Gabelli & Company,       --
Director                                         Inc.; Director of Gabelli Advisers, Inc.
Age: 60

KARL OTTO POHL         Since 1993         34     Member of the Shareholder Committee       Director of Gabelli Asset
Director                                         of Sal Oppenheim Jr. & Cie                Management Inc. (investment
Age: 75                                          (private investment bank);                management); Chairman,
                                                 Former President of the Deutsche          Incentive Capital and Incentive
                                                 Bundesbank and Chairman of its Central    Asset Management (Zurich);
                                                 Bank Council (1980-1991)                  Director at Sal Oppenheim Jr.
                                                                                           & Cie, Zurich

NON-INTERESTED DIRECTORS:
------------------------
E. VAL CERUTTI         Since 2001          7     Chief Executive Officer of Cerutti        Director of Lynch Corporation
Director                                         Consultants, Inc.; former President       (diversified manufacturing)
Age: 65                                          and Chief Operating Officer of
                                                 Stella D'oro Biscuit Company (through
                                                 1992); Adviser, Iona College
                                                 School of Business

ANTHONY J. COLAVITA    Since 1993         36     President and Attorney at Law in the law          --
Director                                         of Anthony J. Colavita, P.C.
Age: 69

ARTHUR V. FERRARA      Since 2001          9     Formerly, Chairman of the Board and       Director of The Guardian Life
Director                                         Chief Executive Officer of The Guardian   Insurance Company of America;
Age: 74                                          Life Insurance Company of America from    Director of the Guardian
                                                 January 1993 to December 1995;            Insurance and Annuity Company,
                                                 President, Chief Executive Officer        Inc., Guardian Investors
                                                 and a Director prior thereto              Services Corporation and 25
                                                                                           mutual funds within the Guardian
                                                                                           Fund Complex

WERNER J. ROEDER, MD   Since 1993         26     Medical Director of Lawrence                      --
Director                                         Hospital and practicing private physician
Age: 64

ANTHONIE C. VAN EKRIS  Since 1993         20     Managing Director of BALMAC               Director of Aurado
Director                                         International, Inc. (commodities)         Energy, Inc.
Age: 70                                                                                    (oil and gas
                                                                                           operations)

SALVATORE J. ZIZZA     Since 2004         24     Chairman, Hallmark Electrical             Director of Hollis Eden
Director                                         Supplies Corp.                            Pharmaceuticals; Director of Earl
Age: 59                                                                                    Scheib, Inc. (automotive services)

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF        COMPLEX
    ADDRESS 1              TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
    AND AGE              SERVED 2        DIRECTOR         DURING PAST FIVE YEARS                HELD BY DIRECTOR 4
----------------       ---------      ------------       -----------------------               ------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 2003         --      Executive Vice President and Chief Operating      --
President and Treasurer                           Officer of Gabelli Funds, LLC since 1988
Age: 53                                           and an officer of all mutual funds advised
                                                  by  Gabelli Funds, LLC and its affiliates.
                                                  Director and President of Gabelli Advisers,
                                                  Inc.

JAMES E. MCKEE         Since 1995         --      Vice President, General Counsel and               --
Secretary                                         Secretary of Gabelli Asset Management Inc.
Age: 41                                           since 1999 and GAMCO Investors, Inc.
                                                  since 1993; Secretary of all mutual
                                                  funds advised by Gabelli Advisers, Inc. and
                                                  Gabelli Funds, LLC

PETER GOLDSTEIN        Since 2004         --      Director of Regulatory Affairs at Gabelli Asset   --
Chief Compliance                                  Management Inc. since February 2004;
Officer                                           Vice President of Goldman Sachs
Age: 51                                           Asset Management from November 2000 through
                                                  January 2004; Deputy General Counsel at Gabelli
                                                  Asset Management Inc. from February 1998
                                                  through November 2000


----------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Company's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested person" of the Company as defined in the Investment Company Act of 1940. Messrs. M. Gabelli, J. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Company's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.
  4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

                        Gabelli Global Series Funds, Inc.
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                      John D. Gabelli
CHAIRMAN AND CHIEF                         SENIOR VICE PRESIDENT
INVESTMENT OFFICER                         GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                             Karl Otto Pohl
CHIEF EXECUTIVE OFFICER                    FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.                  DEUTSCHE BUNDESBANK

Anthony J. Colavita                        Werner J. Roeder, MD
ATTORNEY-AT-LAW                            MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                  LAWRENCE HOSPITAL

Arthur V. Ferrara                          Anthonie C. van Ekris
FORMER CHAIRMAN AND                        MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER                    BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA                         Salvatore J.Zizza
                                           CHAIRMAN
                                           HALLMARK ELECTRICAL SUPPLIES CORP.

                                    OFFICERS

Bruce N. Alpert                            James E. McKee
PRESIDENT AND TREASURER                    SECRETARY

Peter Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP






--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB441Q404SR

                                                               [GRAPHIC OMITTED]

THE
GABELLI
GLOBAL
GROWTH
FUND


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                         THE GABELLI GLOBAL GROWTH FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2004



TO OUR SHAREHOLDERS,
      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of factors that affected the performance during the past year.


PERFORMANCE DISCUSSION

      After what can safely be described as a challenging yet rewarding year in the global equity markets, we are pleased to report on the major events impacting Gabelli Global Growth Fund portfolio of investments. Stock markets rallied around the globe in the fourth quarter, responding to weakening oil prices, electoral developments in the U.S., solid earnings reports and a flurry of year end merger announcements. Our 12.9% return for the quarter allowed us to post a 9.4% return for the year. The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index returned 12.3% for the quarter and 15.8% for the year, both in dollar terms. The two year cumulative return for the Fund, for the period ended December 31, is 54.7%, compared to 55.9% for the Index.

      For the year, rising stock markets combined with dollar weakness to generate rewarding double digit returns for equity investors. The World Free Index returned 15.8% in dollars and 12.0% in local currencies. In general terms, avoiding the U.S. altogether would have enhanced returns, as the World Index, ex the U.S. market returned 21.4% in dollars and 13.5% in local currencies.

      Relative to the Morgan Stanley Capital International All World Free Index, the Fund's overweighting in gold and media shares detracted from performance for the year, as did our underweighting in energy, financials and cyclical industrials. Performance was helped by underweighting healthcare and information technology and overweighting telecom services. Also boosting performance was our underweight of U.S. stocks and the dollar, as the U.S. market underperformed and the dollar was weak against most currencies.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                THE GABELLI GLOBAL GROWTH FUND CLASS AAA SHARES,
        THE LIPPER GLOBAL FUND AVERAGE AND THE MSCI AC WORLD FREE INDEX

                               [GRAPHIC OMTITTED]
                               PLOT POINTS FOLLOW:

                       Gabelli
                    Global Growth           Lipper
                         Fund          Global Multi-Cap          MSCI AC
                      Class AAA          Growth Fund            World Free
                        Shares             Average                Index
                    --------------     -----------------        ----------

2/7/94                 $10,000              $10,000              $10,000
12/31/94                10,250                9,835                9,849
12/31/95                12,083               11,214               11,766
12/31/96                13,594               13,042               13,319
12/31/97                19,263               14,742               15,315
12/31/98                24,836               16,856               18,680
12/31/99                53,645               22,938               23,690
12/31/00                33,534               20,582               20,387
12/31/01                25,435               17,007               17,144
12/31/02                19,130               13,686               13,890
12/31/03                27,048               18,078               18,700
12/31/04                29,598               20,717               21,645

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2004 (A)
              ----------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                   QUARTER     1 YEAR     3 YEAR      5 YEAR      10 YEAR  (2/7/94)
                                                   -------     ------     ------      ------      -------  ---------

  GABELLI GLOBAL GROWTH FUND CLASS AAA .........   12.94%      9.43%       5.18%     (11.21)%     11.19%    10.46%

  MSCI AC World Free Index .....................   12.31      15.75        8.08       (1.79)       8.19      4.38
  Lipper Global Multi-Cap Growth Fund Average ..   12.51      14.60        7.35       (0.55)       9.26      6.96

  Class A ......................................   12.99       9.48        5.20      (11.18)      11.21     10.48
                                                    6.51(b)    3.21(b)     3.15(b)   (12.23)(b)   10.55(b)   9.88(b)
  Class B ......................................   12.76       8.68        4.40      (11.78)      10.84     10.14
                                                    7.76(c)    3.68(c)     3.47(c)   (12.13)(c)   10.84(c)  10.14(c)
  Class C ......................................   12.74       8.64        4.37      (11.84)      10.80     10.11
                                                   11.74(c)    7.64(c)     4.37(c)   (11.84)(c)   10.80(c)  10.11(c)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON MARCH 2, 2000, MAY 5, 2000 AND MARCH 12, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS. THE MSCI AC WORLD FREE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B ANDCLASS C SHARES, RESPECTIVELY.

      For the year, top prize goes to Austria (+72%), followed by Norway (+55%), Greece (+46%), Belgium (+45%) and Ireland (+43%).The worst markets were Finland (+7%), the U.S. (+11%), the Netherlands (+13%), Switzerland (+16%) and Japan (+16%). All of the developed markets posted positive returns. Within the emerging markets, Columbia was tops with a return of 126%, while Thailand (-4%) and China (-1%) declined.

      The top 5 sectors for the year were Utilities (+29%), Energy (+29%), Industrials (+20%), Telecommunication Services (+20%) and Financials (+19%). The bottom 5 sectors were Information Technology (+3%), Healthcare (+6%), Consumer Staples (+13%), Consumer Discretionary (+16%) and Materials (+19%).

                                           Sincerely yours,

                                           /s/ Bruce N. Alpert
                                           Bruce N. Alpert
                                           President
February 23, 2005

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.


GABELLI GLOBAL GROWTH FUND

Health Care ....................................     12.3%
Financial Services .............................     11.7%
Energy and Utilities ...........................      8.5%
Entertainment ..................................      7.4%
Metals and Mining ..............................      7.3%
Food and Beverage ..............................      6.0%
Electronics ....................................      6.0%
Retail .........................................      5.4%
Telecommunications .............................      4.0%
Wireless Communications ........................      4.0%
Consumer Products ..............................      3.5%
Diversified Industrial .........................      3.3%
Computer Software and Services .................      3.3%
Building and Construction ......................      2.8%
Broadcasting ...................................      2.2%
Aerospace ......................................      1.8%
Business Services ..............................      1.6%
Cable and Satellite ............................      1.6%
Machinery ......................................      1.5%
Equipment and Supplies .........................      1.4%
Consumer Services ..............................      1.1%
Chemicals and Allied Products ..................      0.9%
Publishing .....................................      0.8%
Hotels and Gaming ..............................      0.5%
Other Assets and Liabilities - Net .............      1.1%
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI GLOBAL GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from July 1, 2004  through  December  31,  2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.



                       Beginning         Ending      Annualized     Expenses
                     Account Value   Account Value    Expense     Paid During
                         7/1/04         12/31/04       Ratio        Period*
--------------------------------------------------------------------------------
GABELLI GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA              $1,000.00       $1,124.50       1.90%         $10.15
Class A                $1,000.00       $1,124.90       1.90%         $10.15
Class B                $1,000.00       $1,120.30       2.65%         $14.12
Class C                $1,000.00       $1,120.10       2.65%         $14.12

HYPOTHETICAL 5% RETURN
Class AAA              $1,000.00       $1,015.58       1.90%         $ 9.63
Class A                $1,000.00       $1,015.58       1.90%         $ 9.63
Class B                $1,000.00       $1,011.81       2.65%         $13.40
Class C                $1,000.00       $1,011.81       2.65%         $13.40

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST           VALUE
      ------                                          ----           ------

                 COMMON STOCKS -- 98.9%
                 AEROSPACE -- 1.8%
       8,358     Northrop Grumman Corp. .......   $    431,525    $    454,341
      15,000     United Technologies Corp. ....      1,464,138       1,550,250
                                                  ------------    ------------
                                                     1,895,663       2,004,591
                                                  ------------    ------------
                 BROADCASTING -- 2.2%
      13,000     Lagardere SCA ................        761,946         938,290
      60,000     Mediaset SpA .................        649,030         760,908
       5,200     Nippon Television
                   Network Corp. ..............        771,307         780,990
                                                  ------------    ------------
                                                     2,182,283       2,480,188
                                                  ------------    ------------
                 BUILDING AND CONSTRUCTION -- 2.8%
      10,000     CRH plc ......................        221,156         267,772
      15,000     Fomento de Construcciones
                   y Contratas SA .............        402,698         722,373
      10,000     Koninklijke BAM Groep NV .....        299,785         502,651
      50,000     Sekisui House Ltd. ...........        522,442         582,610
       2,500     Technip SA ...................        312,582         462,145
      15,000     Wienerberger AG ..............        487,392         716,664
                                                  ------------    ------------
                                                     2,246,055       3,254,215
                                                  ------------    ------------
                 BUSINESS SERVICES -- 1.6%
      20,000     Daiseki Co. Ltd. .............        307,547         359,130
      10,000     SAP AG, ADR ..................        452,250         442,100
      26,000     Secom Co. Ltd. ...............      1,051,650       1,040,304
                                                  ------------    ------------
                                                     1,811,447       1,841,534
                                                  ------------    ------------
                 CABLE AND SATELLITE-- 1.6%
      17,500     Comcast Corp., Cl. A+ ........        489,017         582,400
      27,054     Liberty Media International Inc.,
                   Cl. A+ .....................        910,147       1,250,706
                                                  ------------    ------------
                                                     1,399,164       1,833,106
                                                  ------------    ------------
                 CHEMICALS AND ALLIED PRODUCTS-- 0.9%
      11,000     Dow Chemical Co. .............        430,384         544,610
      13,000     Shin-Etsu Chemical Co. Ltd. ..        458,472         532,839
                                                  ------------    ------------
                                                       888,856       1,077,449
                                                  ------------    ------------
                 COMPUTER SOFTWARE AND SERVICES-- 3.3%
      50,000     Cisco Systems Inc.+ ..........        981,450         965,000
      20,000     Dell Inc.+ ...................        838,976         842,800
      15,000     Electronic Arts Inc.+ ........        761,100         925,200
      38,000     Microsoft Corp. ..............      1,015,530       1,014,980
                                                  ------------    ------------
                                                     3,597,056       3,747,980
                                                  ------------    ------------
                 CONSUMER PRODUCTS -- 3.5%
       9,924     Altadis SA ...................        166,300         454,586
       2,500     Christian Dior SA ............        142,041         170,076
      10,314     Compagnie Financiere
                   Richemont AG, Cl. A ........        288,509         343,316
      17,247     Gallaher Group plc ...........        173,860         262,086
      42,000     Luxottica Group SpA ..........        732,357         855,186


                                                                     MARKET
      SHARES                                          COST           VALUE
      ------                                          ----           ------

      20,000     Procter & Gamble Co. .........   $  1,098,960    $  1,101,600
       6,000     Swatch Group AG, Cl. B .......        627,331         880,661
                                                  ------------    ------------
                                                     3,229,358       4,067,511
                                                  ------------    ------------
                 CONSUMER SERVICES -- 1.1%
      45,000     IAC/InterActiveCorp+ .........        840,696       1,242,900
                                                  ------------    ------------
                 DIVERSIFIED INDUSTRIAL-- 3.3%
      20,000     3M Co. .......................      1,609,584       1,641,400
      47,180     Bouygues SA ..................      1,651,907       2,180,400
                                                  ------------    ------------
                                                     3,261,491       3,821,800
                                                  ------------    ------------
                 ELECTRONICS -- 6.0%
      30,000     Altera Corp.+ ................        702,302         621,000
      22,000     Applied Materials Inc.+ ......        345,940         376,200
      30,000     Linear Technology Corp. ......      1,168,726       1,162,800
      20,000     Microchip Technology Inc. ....        572,524         533,200
       7,500     Rohm Co. Ltd. ................        869,761         775,837
       3,570     Samsung Electronics Co. Ltd. .        585,150       1,553,598
      30,000     STMicroelectronics NV ........        534,388         585,157
      21,000     Texas Instruments Inc. .......        427,221         517,020
       3,000     Tokyo Electron Ltd. ..........        161,857         184,737
      20,000     Xilinx Inc. ..................        648,473         593,000
                                                  ------------    ------------
                                                     6,016,342       6,902,549
                                                  ------------    ------------
                 ENERGY AND UTILITIES-- 8.5%
      60,000     AES Corp.+ ...................        387,010         820,200
      20,000     BP plc, ADR ..................      1,182,417       1,168,000
       2,133     ConocoPhillips ...............        104,053         185,209
      21,172     Devon Energy Corp. ...........        551,101         824,014
      78,630     El Paso Corp. ................        560,403         817,752
      75,000     Enel SpA .....................        565,387         737,053
       8,998     Eni SpA ......................        156,722         225,286
       6,000     Eni SpA, ADR .................        720,412         755,040
       5,000     Equitable Resources Inc. .....        151,564         303,300
       8,000     Halliburton Co. ..............        227,216         313,920
       7,288     Pioneer Natural Resources Co.         185,636         255,809
      10,000     Schlumberger Ltd. ............        631,300         669,500
      20,000     Suncor Energy Inc. ...........        665,166         708,000
       2,063     Total SA .....................        356,308         450,624
       6,000     Total SA, ADR ................        644,366         659,040
      20,000     Transocean Inc.+ .............        807,249         847,800
                                                  ------------    ------------
                                                     7,896,310       9,740,547
                                                  ------------    ------------
                 ENTERTAINMENT -- 7.4%
     150,000     ITV plc ......................        315,920         303,104
     208,910     Liberty Media Corp., Cl. A+ ..      1,915,637       2,293,832
     100,000     Publishing &
                   Broadcasting Ltd. ..........        564,100       1,371,827
     150,000     Rank Group plc ...............        677,995         760,281
      75,239     Time Warner Inc.+ ............        991,307       1,462,646
      22,947     Viacom Inc., Cl. A ...........        895,903         850,875
      45,180     Vivendi Universal SA+ ........      1,212,436       1,442,542
                                                  ------------    ------------
                                                     6,573,298       8,485,107
                                                  ------------    ------------


                 See accompanying notes to financial statements.

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST           VALUE
      ------                                          ----           ------

                 COMMON STOCKS (CONTINUED)
                 EQUIPMENT AND SUPPLIES -- 1.4%
       2,600     Keyence Corp. ................   $    544,557    $    582,570
       6,500     Vallourec SA .................        554,336         971,864
                                                  ------------    ------------
                                                     1,098,893       1,554,434
                                                  ------------    ------------
                 FINANCIAL SERVICES-- 11.7%
       4,500     Allianz AG ...................        571,134         596,982
      10,000     American Express Co. .........        562,276         563,700
      15,000     American International
                   Group Inc. .................        969,500         985,050
      30,000     Anglo Irish Bank Corp. plc ...        141,074         729,917
      15,000     Aviva plc ....................        140,165         180,855
      29,039     Bank of Ireland, Ireland .....        280,065         483,523
      10,000     Bank of Ireland, London ......        159,392         165,421
      29,000     Citigroup Inc. ...............      1,333,072       1,397,220
      10,000     Goldman Sachs Group Inc. .....      1,049,500       1,040,400
      15,000     HSBC Holdings plc, ADR .......      1,289,686       1,277,100
      11,914     Irish Life & Permanent plc ...        129,749         223,479
       9,788     JPMorgan Chase & Co. .........        214,651         381,830
      20,000     Lloyds TSB Group plc .........        163,992         181,623
      19,895     Merrill Lynch & Co. Inc. .....      1,042,319       1,189,124
      85,000     Nikko Cordial Corp. ..........        410,077         450,424
      45,316     RAS SpA ......................        823,675       1,024,953
      15,000     State Street Corp. ...........        712,853         736,800
      20,000     UBS AG, New York .............      1,629,662       1,676,800
       2,000     UBS AG, Switzerland ..........        136,647         167,707
                                                  ------------    ------------
                                                    11,759,489      13,452,908
                                                  ------------    ------------
                 FOOD AND BEVERAGE -- 6.0%
      53,000     Ajinomoto Co. Inc. ...........        602,455         631,014
      70,000     Allied Domecq plc ............        615,592         689,436
       8,996     Coca-Cola Hellenic
                   Bottling Co. SA ............        114,238         219,856
      15,000     Davide Campari-Milano SpA ....        664,503         967,446
      77,000     Diageo plc ...................        971,581       1,098,394
       6,000     Diageo plc, ADR ..............        326,867         347,280
      31,000     General Mills Inc. ...........      1,425,579       1,541,010
      20,000     PepsiCo Inc. .................      1,020,471       1,044,000
       2,500     Pernod-Ricard ................        180,871         382,969
                                                  ------------    ------------
                                                     5,922,157       6,921,405
                                                  ------------    ------------
                 HEALTH CARE -- 12.3%
      20,000     Amgen Inc.+ ..................      1,217,460       1,283,000
      25,000     Caremark Rx Inc.+ ............        929,787         985,750
      10,000     Eli Lilly & Co. ..............        543,034         567,500
      15,000     Genentech Inc.+ ..............        744,670         816,600
       5,000     Genzyme Corp.+ ...............        281,640         290,350
      86,000     GlaxoSmithKline plc ..........      1,814,893       2,017,662
      20,000     Hisamitsu Pharmaceutical
                   Co. Inc. ...................        337,035         388,016
      20,000     Medtronic Inc. ...............        947,550         993,400
      14,000     Novartis AG ..................        496,737         705,479
      17,776     Pfizer Inc. ..................        515,326         477,997


                                                                     MARKET
      SHARES                                          COST           VALUE
      ------                                          ----           ------

       6,200     Roche Holding AG .............   $    495,747    $    713,728
      15,530     Sanofi-Aventis ...............      1,092,100       1,241,218
       2,400     Straumann Holding AG .........        504,079         498,109
      15,000     Stryker Corp. ................        665,562         723,750
       4,800     Synthes Inc. .................        398,130         538,211
      13,000     Takeda Pharmaceutical
                   Co. Ltd. ...................        553,551         654,631
      15,000     Zimmer Holdings Inc.+ ........      1,213,549       1,201,800
                                                  ------------    ------------
                                                    12,750,850      14,097,201
                                                  ------------    ------------
                 HOTELS AND GAMING -- 0.5%
       8,550     Greek Organization of Football
                 Prognostics SA ...............        101,078         236,616
      62,011     Hilton Group plc .............        226,293         338,711
                                                  ------------    ------------
                                                       327,371         575,327
                                                  ------------    ------------
                 MACHINERY -- 1.5%
      10,000     Caterpillar Inc. .............        917,950         975,100
      10,000     Deere & Co. ..................        724,210         744,000
                                                  ------------    ------------
                                                     1,642,160       1,719,100
                                                  ------------    ------------
                 METALS AND MINING -- 7.3%
       6,000     Alcoa Inc. ...................        185,622         188,520
      25,404     Freeport-McMoRan Copper &
                 Gold Inc., Cl. B .............        854,573         971,195
      61,026     Gold Fields Ltd., ADR ........        528,791         761,605
      58,733     Harmony Gold Mining Co.
                   Ltd., ADR ..................        746,114         544,455
     118,624     IAMGOLD Corp. ................        579,931         793,038
      30,000     Meridian Gold Inc.+ ..........        397,254         569,100
      23,473     Newmont Mining Corp. .........        832,462       1,042,436
     937,500     Oxiana Ltd.+ .................        659,924         727,558
      13,807     Peabody Energy Corp. .........        644,445       1,117,124
      29,980     Placer Dome Inc., Australia ..        249,899         564,032
      58,384     Randgold Resources
                   Ltd., ADR+ .................        730,284         665,578
       5,000     Umicore ......................        321,486         470,640
                                                  ------------    ------------
                                                     6,730,785       8,415,281
                                                  ------------    ------------
                 PUBLISHING -- 0.8%
      40,000     News Corp., Cl. B ............        749,700         768,000
      12,000     Pearson plc ..................        133,471         144,799
                                                  ------------    ------------
                                                       883,171         912,799
                                                  ------------    ------------
                 RETAIL -- 5.4%
      25,000     Aldeasa SA ...................        775,508       1,056,816
      10,000     Best Buy Co. Inc. ............        573,945         594,200
      10,000     Coach Inc.+ ..................        509,323         564,000
      20,000     Matsumotokiyoshi Co. Ltd. ....        507,577         569,923
      24,000     Tiffany & Co. ................        765,636         767,280
      10,000     Wal-Mart Stores Inc. .........        535,178         528,200
      30,000     Walgreen Co. .................      1,162,847       1,151,100
      10,000     Whole Foods Market Inc. ......        930,002         953,500
                                                  ------------    ------------
                                                     5,760,016       6,185,019
                                                  ------------    ------------

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                          COST           VALUE
      ------                                          ----           ------

                 COMMON STOCKS (CONTINUED)
                 TELECOMMUNICATIONS -- 4.0%
         271     KDDI Corp. ...................   $  1,372,359    $  1,459,861
      12,250     Rogers Communications Inc.,
                   Cl. B ......................         84,714         321,446
      23,000     Sprint Corp. .................        402,984         571,550
      33,000     TDC A/S ......................      1,147,913       1,397,475
      80,000     Telecom Italia SpA ...........        281,637         327,307
      27,000     Telefonica SA ................        324,908         508,658
                                                  ------------    ------------
                                                     3,614,515       4,586,297
                                                  ------------    ------------
                 WIRELESS COMMUNICATIONS -- 4.0%
     475,000     mm02 plc+ ....................        527,392       1,119,422
         540     NTT DoCoMo Inc. ..............      1,078,939         995,999
      20,000     QUALCOMM Inc. ................        828,388         848,000
      17,769     Telefonica Moviles SA ........        133,099         223,652
     515,000     Vodafone Group plc ...........      1,138,496       1,396,608
                                                  ------------    ------------
                                                     3,706,314       4,583,681
                                                  ------------    ------------
                 TOTAL COMMON STOCKS ..........     96,033,740     113,502,929
                                                  ------------    ------------
                 WARRANTS -- 0.0%
                 COMPUTER SOFTWARE AND SERVICES -- 0.0%
      15,375     Diversinet Corp. Warrants+ (a)              0               0
                                                  ------------    ------------
                 TOTAL
                   INVESTMENTS -- 98.9% .......   $ 96,033,740     113,502,929
                                                  ============
                 OTHER ASSETS AND LIABILITIES (NET) -- 1.1%          1,235,909
                                                                  ------------
                 NET ASSETS -- 100.0% .........                   $114,738,838
                                                                  ============

----------
                 For Federal tax purposes:
                 Aggregate cost ..............................    $ 96,381,808
                                                                  ============
                 Gross unrealized appreciation ...............    $ 18,300,659
                 Gross unrealized depreciation ...............      (1,179,538)
                                                                  ------------
                 Net unrealized appreciation (depreciation) ..    $ 17,121,121
                                                                  ============
----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2004, the market value of fair valued securities amounted to $0 or 0.0% of total net assets.
+     Non-income producing security.
ADR - American Depository Receipt.


                                          % OF
                                         MARKET          MARKET
GEOGRAPHIC DIVERSIFICATION                VALUE           VALUE
--------------------------               ------          ------

North America ........................     49.2%      $ 55,853,865
Europe ...............................     37.6         42,701,137
Japan ................................      8.8          9,988,885
Asia/Pacific .........................      3.2          3,652,983
South Africa .........................      1.2          1,306,059
                                          ------      ------------
                                          100.0%      $113,502,929
                                          ======      ============

                 See accompanying notes to financial statements.

                         THE GABELLI GLOBAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $96,033,740) ..............      $113,502,929
  Cash and foreign currency, at value
    (cost $448,621) .....................................           456,590
  Receivable for Fund shares sold .......................            29,431
  Receivable for investments sold .......................         1,063,885
  Dividends and interest receivable .....................           167,137
  Other assets ..........................................             5,711
                                                               ------------
  TOTAL ASSETS ..........................................       115,225,683
                                                               ------------
LIABILITIES:
  Payable for Fund shares redeemed ......................           174,634
  Payable for investment advisory fees ..................            96,781
  Payable for distribution fees .........................            24,364
  Other accrued expenses ................................           191,066
                                                               ------------
  TOTAL LIABILITIES .....................................           486,845
                                                               ------------
  NET ASSETS applicable to 6,380,783
    shares outstanding ..................................      $114,738,838
                                                               ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ....................      $      6,381
  Additional paid-in capital ............................       174,798,045
  Accumulated net realized loss on investments
    and foreign currency transactions ...................       (77,555,950)
  Net unrealized appreciation on investments
    and foreign currency translation ....................        17,490,362
                                                               ------------
  NET ASSETS ............................................      $114,738,838
                                                               ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($114,010,900 / 6,339,902
    shares outstanding) .................................            $17.98
                                                                     ======
  CLASS A:
  Net Asset Value and redemption price per
    share ($492,976 / 27,375 shares
    outstanding) ........................................            $18.01
                                                                     ======
  Maximum offering price per share
    (NAV / 0.9425, based on maximum sales
    charge of 5.75% of the offering price) ..............            $19.11
                                                                     ======
  CLASS B:
  Net Asset Value and offering price per share
    ($183,059 / 10,515 shares outstanding) ..............            $17.41(a)
                                                                     ======
  CLASS C:
  Net Asset Value and offering price per share
    ($51,903 / 2,991 shares outstanding) ................            $17.35(a)
                                                                     ======

----------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $112,291) .............       $ 1,736,552
  Interest .................................................            65,500
                                                                   -----------
  TOTAL INVESTMENT INCOME ..................................         1,802,052
                                                                   -----------
EXPENSES:
  Investment advisory fees .................................         1,179,912
  Distribution fees-- Class AAA ............................           293,064
  Distribution fees-- Class A ..............................             1,195
  Distribution fees-- Class B ..............................             1,899
  Distribution fees-- Class C ..............................               981
  Shareholder services fees ................................           241,003
  Custodian fees ...........................................           128,277
  Shareholder communications expenses ......................           121,576
  Legal and audit fees .....................................            64,466
  Registration fees ........................................            43,858
  Interest expense .........................................            14,201
  Directors' fees ..........................................            13,240
  Miscellaneous expenses ...................................            50,862
                                                                   -----------
  TOTAL EXPENSES ...........................................         2,154,534
                                                                   -----------
  NET INVESTMENT LOSS ......................................          (352,482)
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .........................        14,386,981
  Net realized gain on foreign
    currency transactions ..................................            12,575
  Net change in unrealized appreciation /
    depreciation on investments and foreign
    currency translation ...................................        (4,360,074)
                                                                   -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS ..................................        10,039,482
                                                                   -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................       $ 9,687,000
                                                                   ===========

                 See accompanying notes to financial statements.

                         THE GABELLI GLOBAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED          YEAR ENDED
                                                                                DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                                -----------------   -----------------
OPERATIONS:
  Net investment loss .........................................................   $   (352,482)       $   (530,580)
  Net realized gain/(loss) on investments and foreign currency transactions ...     14,399,556          (1,577,113)
  Net change in unrealized appreciation / depreciation of investments
    and foreign currency translation ..........................................     (4,360,074)         43,212,753
                                                                                  ------------        ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................      9,687,000          41,105,060
                                                                                  ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ...................................................................    (28,502,375)        (13,217,980)
  Class A .....................................................................         19,605             209,766
  Class B .....................................................................        (43,097)             83,557
  Class C .....................................................................       (163,342)             67,902
                                                                                  ------------        ------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..................    (28,689,209)        (12,856,755)
                                                                                  ------------        ------------
  REDEMPTION FEES .............................................................         11,158              85,069
                                                                                  ------------        ------------
  NET INCREASE/(DECREASE) IN NET ASSETS .......................................    (18,991,051)         28,333,374
                                                                                  ------------        ------------
NET ASSETS:
  Beginning of period .........................................................    133,729,889         105,396,515
                                                                                  ------------        ------------
  End of period ...............................................................   $114,738,838        $133,729,889
                                                                                  ============        ============

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Global Growth Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994. Prior to January 13, 2000, the Fund's name was The Gabelli Global Interactive Couch Potato(R) Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At December 31, 2004, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences and differing characterizations of distributions made by the Fund. Distributions from net investment income include realized gains on foreign currency transactions.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $352,482 and to increase accumulated net realized loss on investments and foreign currency transactions by $12,575, with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

No distributions were made in 2003 or 2004.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

    Capital loss carryforward .................................  $(77,207,881)
    Net unrealized appreciation on investments, currency
      and foreign receivables and payables ....................    17,142,293
                                                                 ------------
    Total accumulated loss ....................................  $(60,065,588)
                                                                 ============

At December 31, 2004, the Fund has net capital loss carryforwards for Federal income tax purposes of $77,207,881, which are available to reduce future required distributions of net capital gains to shareholders. $35,958,694 of loss carryforward is available through 2009; $39,969,419 is available through 2010; and $1,279,768 is available through 2011. For the year ended December 31, 2004, theFund utilized capital loss carryforwards of $12,861,048.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $113,250,995 and $111,542,740, respectively.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2004, the Fund paid brokerage commissions of $40,243 to Gabelli & Company. During the year ended December 31, 2004, Gabelli & Company informed the Fund that it received $971 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and theAdviser. During the year ended December 31, 2004, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At December 31, 2004, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the year ended December 31, 2004, was $368,795 with a related average interest rate of 2.29%. The maximum amount borrowed at any time during the year ended December 31, 2004, was $3,874,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

The Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged within 60 days after the date of a purchase. For Class B and Class C Shares, the 2.00% redemption fee applied to shares purchased on or after July 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the year ended December 31, 2004 amounted to $11,158.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

THE GABELLI GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2004                 DECEMBER 31, 2003
                                                     --------------------------------------------------------------
                                                       SHARES          AMOUNT            SHARES          AMOUNT
                                                     ----------      ------------      ----------      ------------
                                                             CLASS AAA                         CLASS AAA
                                                     ----------------------------      ----------------------------
Shares sold ....................................        303,833      $  4,973,892       3,808,797      $ 45,481,542
Shares redeemed ................................     (2,053,668)      (33,476,267)     (4,759,485)      (58,699,522)
                                                     ----------      ------------      ----------      ------------
    Net decrease ...............................     (1,749,835)     $(28,502,375)       (950,688)     $(13,217,980)
                                                     ==========      ============      ==========      ============

                                                               CLASS A                           CLASS A
                                                     ----------------------------      ----------------------------
Shares sold ....................................         18,166      $    291,654         409,125      $  4,755,463
Shares redeemed ................................        (16,659)         (272,049)       (398,393)       (4,545,697)
                                                     ----------      ------------      ----------      ------------
    Net increase ...............................          1,507      $     19,605          10,732      $    209,766
                                                     ==========      ============      ==========      ============

                                                              CLASS B                           CLASS B
                                                     ----------------------------      ----------------------------
Shares sold ....................................            207      $      3,080           7,154      $    101,286
Shares redeemed ................................         (2,868)          (46,177)         (1,531)          (17,729)
                                                     ----------      ------------      ----------      ------------
    Net increase/(decrease) ....................         (2,661)     $    (43,097)          5,623      $     83,557
                                                     ==========      ============      ==========      ============

                                                              CLASS C                           CLASS C
                                                     ----------------------------      ----------------------------
Shares sold ....................................          4,553      $     69,965           6,903      $    103,864
Shares redeemed ................................        (14,548)         (233,307)         (2,780)          (35,962)
                                                     ----------      ------------      ----------      ------------
    Net increase/(decrease) ....................         (9,995)     $   (163,342)          4,123      $     67,902
                                                     ==========      ============      ==========      ============

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:


                                            INCOME
                                    FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS
                            ---------------------------------------    -------------------------------------
                                              Net
                Net Asset                 Realized and                                                                     Net Asset
  Period          Value,       Net         Unrealized    Total from    Net Realized                                          Value,
   Ended        Beginning   Investment   Gain/(Loss) on  Investment      Gain on     Paid-in       Total       Redemption    End of
December 31     of Period    Loss(e)      Investments    Operations    Investments   Capital   Distributions     Fees(e)     Period
-----------     ---------    -------     --------------  ----------    -----------   -------   -------------   ----------  ---------
CLASS AAA
  2004           $16.43      $(0.05)         $ 1.60         $ 1.55            --         --              --     $0.00(b)     $17.98
  2003            11.62       (0.06)           4.86           4.80            --         --              --      0.01         16.43
  2002            15.45       (0.08)          (3.75)         (3.83)           --         --              --        --         11.62
  2001            20.37       (0.16)          (4.76)         (4.92)           --         --              --        --         15.45
  2000            35.17       (0.29)         (12.92)        (13.21)       $(1.48)    $(0.11)         $(1.59)       --         20.37
CLASS A
  2004           $16.45      $(0.05)         $ 1.61         $ 1.56            --         --              --     $0.00(b)     $18.01
  2003            11.63       (0.06)           4.87           4.81            --         --              --      0.01         16.45
  2002            15.47       (0.08)          (3.76)         (3.84)           --         --              --        --         11.63
  2001            20.37       (0.16)          (4.74)         (4.90)           --         --              --        --         15.47
  2000(a)         38.80       (0.28)         (16.56)        (16.84)       $(1.48)    $(0.11)         $(1.59)       --         20.37
CLASS B
  2004           $16.02      $(0.17)         $ 1.56         $ 1.39            --         --              --     $0.00(b)     $17.41
  2003            11.42       (0.16)           4.75           4.59            --         --              --      0.01         16.02
  2002            15.30       (0.17)          (3.71)         (3.88)           --         --              --        --         11.42
  2001            20.30       (0.29)          (4.71)         (5.00)           --         --              --        --         15.30
  2000(a)         38.80       (0.46)         (16.45)        (16.91)       $(1.48)    $(0.11)         $(1.59)       --         20.30
CLASS C
  2004           $15.97      $(0.19)         $ 1.57         $ 1.38            --         --              --     $0.00(b)     $17.35
  2003            11.38       (0.16)           4.74           4.58            --         --              --      0.01         15.97
  2002            15.26       (0.17)          (3.71)         (3.88)           --         --              --        --         11.38
  2001            20.24       (0.28)          (4.70)         (4.98)           --         --              --        --         15.26
  2000(a)         38.80       (0.46)         (16.51)        (16.97)       $(1.48)    $(0.11)         $(1.59)       --         20.24




                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                ----------------------------------------------------------------

                           Net Assets
  Period                     End of         Net                       Portfolio
   Ended         Total       Period      Investment     Operating      Turnover
December 31     Return+    (in 000's)       Loss       Expenses(c)       Rate
-----------     -------    ----------    ----------    -----------    ---------
CLASS AAA
  2004             9.4%      $114,011      (0.30)%         1.82%         100%
  2003            41.4        132,886      (0.45)          1.71           63
  2002           (24.8)       105,034      (0.58)          1.75           82
  2001           (24.2)       178,575      (0.91)          1.75          102
  2000           (37.5)       271,572      (0.95)          1.60           93
CLASS A
  2004             9.5%      $    493      (0.29)%         1.82%         100%
  2003            41.4            426      (0.45)          1.71           63
  2002           (24.8)           176      (0.58)          1.75           82
  2001           (24.1)           163      (0.91)          1.75          102
  2000(a)        (43.3)           241      (0.95)(d)       1.60(d)        93
CLASS B
  2004             8.7%      $    183      (1.05)%         2.57%         100%
  2003            40.3            211      (1.20)          2.46           63
  2002           (25.4)            86      (1.33)          2.50           82
  2001           (24.6)            57      (1.66)          2.50          102
  2000(a)        (43.5)            77      (1.70)(d)       2.35(d)        93
CLASS C
  2004             8.6%      $     52      (1.17)%         2.57%         100%
  2003            40.3            207      (1.20)          2.46           63
  2002           (25.4)           101      (1.33)          2.50           82
  2001           (24.6)            55      (1.66)          2.50          102
  2000(a)        (43.7)            26      (1.70)(d)       2.35(d)        93

----------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) From  commencement of offering on March 1, 2000.
(b) Amount  represents less than $0.005 per share.
(c) The Fund incurred interest expense during the years ended December 31, 2004, 2002, 2001 and 2000. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.81%, 1.70%, 1.59% and 1.49% (Class AAA), 1.81%, 1.70%, 1.59% and 1.49% (Class A), 2.56%,
    2.45%,  2.34% and 2.24% (Class B), and 2.56%,  2.45%, 2.34% and 2.24% (Class
    C), respectively.
(d) Annualized.
(e) Per share amounts have been calculated using the average shares outstanding method.

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Global Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Global Growth Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc., as of December 31, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2002 were audited by other auditors whose report dated January 31, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Global Growth Fund at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ ERNST & YOUNG LLP
New York, New York
February 11, 2005

THE GABELLI GLOBAL GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Fund's Statement of Additional Information includes additional information about Gabelli Global Growth Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to Gabelli Global Growth Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF        COMPLEX
    ADDRESS 1             TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)                           OTHER DIRECTORSHIPS
    AND AGE              SERVED 2       DIRECTOR         DURING PAST FIVE YEARS                             HELD BY DIRECTOR 4
-----------------      ----------     -------------      ----------------------                            -------------------
INTERESTED DIRECTORS 3:
-----------------------
MARIO J. GABELLI       Since 1993          24       Chairman of the Board, Chief Executive              Director of Morgan Group
Director                                            Officer of Gabelli Asset Management Inc.            Holdings, Inc. (holding
Chief Investment Officer                            and Chief Investment Officer of Gabelli             company)
Age: 62                                             Funds, LLC and GAMCO Investors, Inc.;
                                                    Vice Chairman and Chief Executive Officer
                                                    of Lynch Interactive Corporation (multimedia
                                                    and services)

JOHN D. GABELLI        Since 1993          10       Senior Vice President of Gabelli & Company, Inc.;               --
Director                                            Director of Gabelli Advisers, Inc.
Age: 60

KARL OTTO POHL         Since 1993          34       Member of the Shareholder Committee of              Director of Gabelli Asset
Director                                            Sal Oppenheim Jr. & Cie (private investment         Management Inc. (investment
Age: 75                                             bank); Former President of the Deutsche             management); Chairman,
                                                    Bundesbank and Chairman of its Central Bank         Incentive Capital and
                                                    Council (1980-1991)                                 Incentive Asset Management
                                                                                                        (Zurich); Director at Sal
                                                                                                        Oppenheim Jr. & Cie, Zurich


NON-INTERESTED DIRECTORS:
-------------------------
E. VAL CERUTTI         Since 2001           7       Chief Executive Officer of Cerutti                  Director of Lynch
Director                                            Consultants, Inc.; Former President and Chief       Corporation
Age: 65                                             Operating Officer of Stella D'oro Biscuit           (diversified manufacturing)
                                                    Company (through 1992); Adviser, Iona College
                                                    School of Business

ANTHONY J. COLAVITA    Since 1993          36       President and Attorney at Law in the law firm                   --
Director                                            of Anthony J. Colavita, P.C.
Age: 69

ARTHUR V. FERRARA      Since 2001           9       Formerly, Chairman of the Board and Chief           Director of The Guardian
Director                                            Executive Officer of The Guardian Life              Life Insurance Company of
Age: 74                                             Insurance Company of America from                   America; Director of The
                                                    January 1993 to December 1995; President,           Guardian Insurance and
                                                    Chief Executive Officer and a Director prior        Annuity Company, Inc.,
                                                    thereto                                             Guardian Investors Services
                                                                                                        Corporation and 25 mutual
                                                                                                        funds within the Guardian
                                                                                                        Fund Complex

WERNER J. ROEDER, MD   Since 1993          26       Medical Director of Lawrence Hospital and                       --
Director                                            practicing private physician
Age: 64

ANTHONIE C. VAN EKRIS  Since 1993          20       Managing Director of BALMAC International,          Director of Aurado Energy,
Director                                            Inc. (commodities)                                  Inc. (oil & gas operations)
Age: 70

SALVATORE J. ZIZZA     Since 2004          24       Chairman, Hallmark Electrical Supplies Corp.        Director of Hollis Eden
Director                                                                                                Pharmaceuticals; Director of
Age: 59                                                                                                 Earl Scheib, Inc.
                                                                                                        (automotive services)

THE GABELLI GLOBAL GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF        COMPLEX
    ADDRESS 1             TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)                           OTHER DIRECTORSHIPS
    AND AGE              SERVED 2       DIRECTOR         DURING PAST FIVE YEARS                             HELD BY DIRECTOR 4
-----------------      ----------     -------------      ----------------------                            -------------------
OFFICERS:
---------
BRUCE N. ALPERT        Since 2003          --       Executive Vice President and Chief Operating Officer            --
President and Treasurer                             of Gabelli Funds, LLC since 1988 and an officer
Age: 53                                             of all mutual funds advised by Gabelli Funds, LLC
                                                    and its affiliates. Director and President of
                                                    Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 1995          --       Vice President, General Counsel and Secretary of                --
Secretary                                           Gabelli Asset Management Inc. since 1999 and GAMCO
Age: 41                                             Investors, Inc. since 1993; Secretary of all mutual
                                                    funds advised by Gabelli Advisers, Inc. and
                                                    Gabelli Funds, LLC

PETER GOLDSTEIN        Since 2004          --       Director of Regulatory Affairs at Gabelli Asset Management      --
Chief Compliance Officer                            Inc. since February 2004; Vice President of Goldman Sachs
Age: 51                                             Asset Management from November 2000 through January
                                                    2004; Deputy GeneralCounsel at Gabelli Asset Management
                                                    Inc. from February 1998 through November 2000

----------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the
    Board of Directors or shareholders, in accordance with the Company's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested person" of the Company as defined in the Investment Company Act of 1940. Messrs. M. Gabelli, J. Gabelli and Pohl are
    each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Company's investment adviser. Mario J. Gabelli and John D.Gabelli are brothers.
  4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934
    (i.e. public companies) or other investment companies registered under the 1940 Act.

                        Gabelli Global Series Funds, Inc.
                         THE GABELLI GLOBAL GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                      John D. Gabelli
CHAIRMAN AND CHIEF                         SENIOR VICE PRESIDENT
INVESTMENT OFFICER                         GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                             Karl Otto Pohl
CHIEF EXECUTIVE OFFICER                    FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.                  DEUTSCHE BUNDESBANK

Anthony J. Colavita                        Werner J. Roeder, MD
ATTORNEY-AT-LAW                            MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                  LAWRENCE HOSPITAL

Arthur V. Ferrara                          Anthonie C. van Ekris
FORMER CHAIRMAN AND                        MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER                    BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA                         Salvatore J. Zizza
                                           CHAIRMAN
                                           HALLMARK ELECTRICAL SUPPLIES CORP.

                                    OFFICERS

Bruce N. Alpert                            James E. McKee
PRESIDENT ANDTREASURER                     SECRETARY

Peter Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR

                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT

                       State Street Bank and Trust Company

                                  LEGAL COUNSEL

                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB442Q404SR

                                                              [GRAPHIC OMITTED]
                                                                   MARIO GABELLI

THE
GABELLI
GLOBAL
OPPORTUNITY
FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                       THE GABELLI GLOBAL OPPORTUNITY FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2004



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      During 2004, the Fund appreciated by 14.01% versus a 15.75% and 14.60% increase, respectively, for the MSCI AC World Free Index and the average Global Multi-Cap Growth Fund monitored by Lipper Inc., respectively. Rather like a basketball game, which comes to life in the fourth quarter, global equity markets saw nearly all of their gains occur in the fourth quarter of the year. As usual, international markets took their cue from the United States. The domestic markets had a strong fourth quarter on the back of political certainty following the election, a rally in bond yields, a strong economy and a lack of any significant geo-political negative news.

      For the full year, winners outpaced laggards by a margin of more than 2 to
1. Among the biggest contributors to our performance were AT&T Wireless up 88%, Marzotto SpA, up 70%, Publishing & Broadcasting, up 45%, and CRH PLC up 31% measured in U.S. dollar terms. Offsetting the Fund's performance were laggards, including Harmony Gold down 43% and Allied Waste down 33% also in U.S. dollar terms.

                                Sincerely yours,

                                /s/ BRUCE N. ALPERT

                                 Bruce N. Alpert
                                President
February 23, 2005

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                  IN THE GABELLI GLOBAL OPPORTUNITY FUND CLASS
                     AAA SHARES, THE LIPPER GLOBAL MULTI-CAP
                    GROWTH FUND AVERAGE AND THE MSCI AC WORLD
                                   FREE INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

         Gabelli Global Opportunity Fund
               Class AAA Shares              Lipper Global Multi-Cap Growth Fund Average     MSCI AC World Free Index
5/11/98              10,000                                    10,000                                  10,000
12/31/98             11,010                                     9,922                                  10,613
12/31/99             19,731                                    13,502                                  13,459
12/31/00             17,069                                    12,115                                  11,583
12/31/01             12,131                                    10,011                                   9,740
12/31/02             10,738                                     8,056                                   7,892
12/31/03             14,756                                    10,641                                  10,624
12/31/04             16,823                                    12,194                                  12,298


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE PERFORMANCE TABLES AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2004 (A)
                              ----------------------------------------------------
                                                                                                             Since
                                                                                                           Inception
                                                       Quarter      1 Year       3 Year       5 Year       (5/11/98)
--------------------------------------------------------------------------------------------------------------------
  GABELLI GLOBAL OPPORTUNITY FUND CLASS AAA .......... 10.65%       14.01%       11.52%        (3.14)%       8.14%
  MSCI AC World Free Index ........................... 12.31        15.75         8.08         (1.79)        3.15
  Lipper Global Multi-Cap Growth Fund Average ........ 12.51        14.60         7.35         (0.55)        5.39
  Class A ............................................ 10.63        14.00        11.58         (3.10)        8.17
                                                        4.31(b)      7.46(b)      9.40(b)      (4.24)(b)     7.21(b)
  Class B ............................................ 10.54        13.21        10.75         (3.71)        7.66
                                                        5.54(c)      8.21(c)      9.93(c)      (4.09)(c)     7.66(c)
  Class C ............................................ 10.70        14.37        11.91         (2.95)        8.29
                                                        9.70(c)     13.37(c)     11.91(c)      (2.95)(c)     8.29(c)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON MARCH 12, 2000, AUGUST 16, 2000 AND NOVEMBER 23, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER FOR THE PERIODS STARTING PRIOR TO AUGUST 16, 2000 AND NOVEMBER 23, 2001, RESPECTIVELY, DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REIMBURSED CERTAIN EXPENSES OF THE FUND. THE MSCI AC WORLD FREE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL OPPORTUNITY FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from July 1, 2004  through  December  31,  2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.

                 Beginning          Ending        Annualized     Expenses
               Account Value     Account Value     Expense     Paid During
                   7/1/04          12/31/04          Ratio        Period*

--------------------------------------------------------------------------------
GABELLI GLOBAL OPPORTUNITY FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA          $1,000.00      $1,145.80         1.50%        $ 8.09
Class A            $1,000.00      $1,145.60         1.50%        $ 8.09
Class B            $1,000.00      $1,141.60         2.25%        $12.11
Class C            $1,000.00      $1,146.40         2.25%        $12.14

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00      $1,017.60         1.50%        $ 7.61
Class A            $1,000.00      $1,017.60         1.50%        $ 7.61
Class B            $1,000.00      $1,013.83         2.25%        $11.39
Class C            $1,000.00      $1,013.83         2.25%        $11.39

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.

GABELLI GLOBAL OPPORTUNITY FUND

Health Care ........................................ 13.4%
Telecommunications ................................. 11.9%
Metals and Mining .................................. 10.7%
Consumer Products ..................................  9.5%
Financial Services .................................  9.4%
Entertainment ......................................  7.3%
Energy and Utilities ...............................  6.5%
Wireless Communications ............................  5.6%
Broadcasting .......................................  4.5%
Building and Construction ..........................  4.3%
U.S. Government Obligations ........................  4.3%
Aerospace ..........................................  2.8%
Retail .............................................  2.4%
Publishing .........................................  2.1%
Cable and Satellite ................................  1.9%
Diversified Industrial .............................  1.5%
Hotels and Gaming ..................................  1.3%
Business Services ..................................  1.2%
Aviation: Parts and Services .......................  1.2%
Electronics ........................................  1.0%
Consumer Services ..................................  0.7%
Other Assets and Liabilities - Net ................. (3.5%)
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


                                                % OF
                                               MARKET      MARKET
       GEOGRAPHIC DIVERSIFICATION               VALUE      VALUE
       ---------------------------             ------      ------
       Europe ..............................    42.8%  $ 9,382,404
       North America .......................    35.7     7,818,349
       Japan ...............................    11.4     2,503,786
       South Africa ........................     5.1     1,124,561
       Asia/Pacific ........................     3.1       685,913
       Latin America .......................     1.9       410,580
                                               ------  -----------
                                               100.0%  $21,925,593
                                               ======  ===========


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                             MARKET
     SHARES                                    COST           VALUE
     ------                                    ----          ------

             COMMON STOCKS -- 99.2%
             AEROSPACE -- 2.8%
      4,000  L-3 Communications
               Holdings Inc. ...........  $   170,294     $   292,960
      5,500  Lockheed Martin Corp. .....      135,166         305,525
                                          -----------     -----------
                                              305,460         598,485
                                          -----------     -----------
             AVIATION: PARTS AND SERVICES -- 1.2%
      3,700  Precision Castparts Corp...      109,705         243,016
                                          -----------     -----------
             BROADCASTING -- 4.5%
     20,000  Mediaset SpA ..............      195,380         253,636
      5,000  RTL Group .................      269,324         373,794
     20,000  Tokyo Broadcasting
               System Inc. .............      317,740         326,144
                                          -----------     -----------
                                              782,444         953,574
                                          -----------     -----------
             BUILDING AND CONSTRUCTION -- 4.3%
     22,000  Aica Kogyo Co. Ltd. .......      210,378         271,592
     24,125  CRH plc ...................      337,474         646,000
                                          -----------     -----------
                                              547,852         917,592
                                          -----------     -----------
             BUSINESS SERVICES -- 1.2%
     17,000  Sohgo Security Services
               Co. Ltd. ................      212,859         249,517
                                          -----------     -----------
             CABLE AND SATELLITE -- 1.9%
     10,000  Cablevision Systems Corp.,
               Cl. A+ ..................      201,926         249,000
      3,172  Liberty Media International
               Inc., Cl. A+ ............      110,253         146,642
                                          -----------     -----------
                                              312,179         395,642
                                          -----------     -----------
             CONSUMER PRODUCTS -- 9.5%
      7,000  Altadis SA ................      214,528         320,647
      8,000  Christian Dior SA .........      361,416         544,244
     15,000  Compagnie Financiere
               Richemont AG, Cl. A .....      286,849         499,296
     22,000  Marzotto SpA ..............      150,260         433,003
      4,000  Procter & Gamble Co. ......      221,128         220,320
                                          -----------     -----------
                                            1,234,181       2,017,510
                                          -----------     -----------
             CONSUMER SERVICES -- 0.7%
      5,375  IAC/InterActiveCorp+ ......       60,271         148,458
                                          -----------     -----------
             DIVERSIFIED INDUSTRIAL-- 1.5%
      7,000  Bouygues SA ...............      252,231         323,501
                                          -----------     -----------
             ELECTRONICS -- 1.0%
      2,000  Rohm Co. Ltd. .............      445,272         206,890
                                          -----------     -----------

                                                             MARKET
     SHARES                                    COST           VALUE
     ------                                    ----          ------
             ENERGY AND UTILITIES -- 6.5%
     40,000  Kanto Natural Gas
               Development Co. Ltd. ....  $   205,212     $   243,193
      3,000  Murphy Oil Corp. ..........      240,211         241,350
      7,000  Petroleo Brasileiro SA, ADR      211,615         278,460
      3,600  Schlumberger Ltd. .........      238,374         241,020
      6,000  Suncor Energy Inc. ........      201,704         212,400
      4,000  Transocean Inc.+ ..........      164,064         169,560
                                          -----------     -----------
                                            1,261,180       1,385,983
                                          -----------     -----------
             ENTERTAINMENT -- 7.3%
     36,200  Liberty Media Corp., Cl. A+      469,703         397,476
     50,000  Publishing &
               Broadcasting Ltd. .......      264,336         685,913
     12,000  Time Warner Inc.+ .........      171,390         233,280
      7,000  Vivendi Universal SA, ADR+       233,621         224,490
                                          -----------     -----------
                                            1,139,050       1,541,159
                                          -----------     -----------
             FINANCIAL SERVICES -- 9.4%
     30,000  Bank of Ireland ...........      185,546         496,262
      7,000  Citigroup Inc. ............      270,159         337,260
     45,000  Kinnevik Investment AB,
               Cl. B ...................      320,753         479,091
     63,000  Nikko Cordial Corp. .......      588,689         333,844
      4,000  UBS AG ....................      336,926         335,360
                                          -----------     -----------
                                            1,702,073       1,981,817
                                          -----------     -----------
             HEALTH CARE -- 13.4%
      8,208  GlaxoSmithKline plc .......      245,935         192,569
      7,000  Novartis AG ...............      268,348         352,739
      6,000  Roche Holding AG ..........      574,575         690,704
      6,691  Sanofi-Aventis, ADR .......      231,241         267,975
    100,000  Sorin SpA+ ................      289,777         317,385
      1,200  Straumann Holding AG ......      254,307         249,055
      2,000  Synthes Inc. ..............      189,898         224,255
      6,000  Takeda Pharmaceutical Co. Ltd    376,834         302,137
      5,000  William Demant Holding A/S+      235,806         234,808
                                          -----------     -----------
                                            2,666,721       2,831,627
                                          -----------     -----------
             HOTELS AND GAMING -- 1.3%
     10,000  Greek Organization of Football
               Prognostics SA ..........      168,339         276,743
                                          -----------     -----------
             METALS AND MINING -- 10.7%
     17,726  Andsberg Ltd.+ (a) ........        8,277          15,740
     17,726  Antofagasta plc ...........      106,047         381,500
     65,000  Gold Fields Ltd., ADR .....      282,317         811,200
     10,000  Harmony Gold Mining Co. Ltd.      56,555          90,881
     24,000  Harmony Gold Mining
               Co. Ltd., ADR ...........      130,306         222,480
     17,000  Newmont Mining Corp. ......      396,100         754,970
                                          -----------     -----------
                                              979,602       2,276,771
                                          -----------     -----------


                 See accompanying notes to financial statements.

THE GABELLI GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------
                                                             MARKET
     SHARES                                    COST           VALUE
     ------                                    ----          ------

             COMMON STOCKS (CONTINUED)
             PUBLISHING -- 2.1%
     20,000  Arnoldo Mondadori
               Editore SpA .............  $   157,737     $   230,801
     70,000  Independent News &
               Media plc ...............      166,287         220,742
                                          -----------     -----------
                                              324,024         451,543
                                          -----------     -----------
             RETAIL -- 2.4%
     10,000  Matsumotokiyoshi Co. Ltd...      256,864         284,961
      6,000  Walgreen Co. ..............      233,238         230,220
                                          -----------     -----------
                                              490,102         515,181
                                          -----------     -----------
             TELECOMMUNICATIONS -- 11.9%
      3,000  ALLTEL Corp. ..............      156,153         176,280
     18,180  Citizens Communications Co.      248,539         250,702
     13,000  Deutsche Telekom AG, ADR+ .      269,178         294,840
         53  KDDI Corp. ................      375,400         285,508
      7,000  Manitoba Telecom
               Services Inc. ...........      236,793         286,275
     10,500  Rogers Communications Inc.,
               Cl. B ...................      170,881         274,575
     10,500  Sprint Corp. ..............      409,842         260,925
     65,000  Telecom Italia SpA ........      228,829         265,937
      4,179  Telefonica SA, ADR ........      158,806         236,114
      4,500  Verizon Communications Inc.      273,319         182,295
                                          -----------     -----------
                                            2,527,740       2,513,451
                                          -----------     -----------
             WIRELESS COMMUNICATIONS -- 5.6%
     13,000  Nextel Communications Inc.,
               Cl. A+ ..................      204,700         390,000
     20,000  Telefonica Moviles SA .....      206,214         251,733
      2,300  Telephone & Data
               Systems Inc. ............       86,665         176,985
      1,500  United States Cellular Corp.+     94,125          67,140
    113,964  Vodafone Group plc ........      434,313         309,054
                                          -----------     -----------
                                            1,026,017       1,194,912
                                          -----------     -----------
             TOTAL COMMON STOCKS .......   16,547,302      21,023,372
                                          -----------     -----------

  PRINCIPAL                                                  MARKET
   AMOUNT                                      COST           VALUE
  ---------                                    ----          ------
             U.S. GOVERNMENT OBLIGATIONS -- 4.3%
   $904,000  U.S. Treasury Bills,
               1.794% to 2.202%++,
               01/20/05 to 03/03/05       $   902,249     $   902,221
                                          -----------     -----------
             TOTAL
               INVESTMENTS -- 103.5%      $17,449,551      21,925,593
                                          ===========     ===========
             OTHER ASSETS AND LIABILITIES (NET) -- (3.5)%    (734,771)
                                                          -----------
             NET ASSETS -- 100.0% ....................... $21,190,822
                                                          ===========
----------
             For Federal tax purposes:
             Aggregate cost ............................. $17,478,953
                                                          ===========
             Gross unrealized appreciation .............. $ 5,672,437
             Gross unrealized depreciation ..............  (1,225,797)
                                                          -----------
             Net unrealized appreciation (depreciation) . $ 4,446,640
                                                          ===========
----------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2004, the market value of fair valued securities amounted to $15,740 or 0.07% of total net assets.

                 See accompanying notes to financial statements.

                       THE GABELLI GLOBAL OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $17,449,551)   $21,925,593
  Cash ....................................        3,160
  Receivable for investments sold .........      710,979
  Dividends receivable ....................       33,253
  Receivable for Fund shares sold .........       11,113
  Other assets ............................        2,171
                                             -----------
  TOTAL ASSETS ............................   22,686,269
                                             -----------
LIABILITIES:
  Payable for investment purchased ........    1,396,949
  Payable for Fund shares redeemed ........       29,968
  Payable for investment advisory fees ....        7,977
  Payable for distribution fees ...........        4,433
  Other accrued expenses ..................       56,120
                                             -----------
  TOTAL LIABILITIES .......................    1,495,447
                                             -----------
  NET ASSETS applicable to 1,531,437
    shares  outstanding ...................  $21,190,822
                                             ===========
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ......  $     1,531
  Additional paid-in capital ..............   24,779,308
  Accumulated distributions in excess of
    net investment income .................      (21,119)
  Accumulated net realized loss on investments
    and foreign currency transactions .....   (8,046,240)
  Net unrealized appreciation on investments
    and foreign currency translation ......    4,477,342
                                             -----------
  NET ASSETS ..............................  $21,190,822
                                             ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($21,033,290 / 1,519,963
    shares outstanding) ...................       $13.84
                                                  ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($105,678 / 7,650 shares outstanding)         $13.81
                                                  ======
  Maximum offering price per share
    (NAV / 0.9425, based on maximum
    sales charge of 5.75% of the offering price)  $14.65
                                                  ======
  CLASS B:
  Net Asset Value and offering price per
    share ($51,714 /  3,814 shares outstanding)   $13.56(a)
                                                  ======
  CLASS C:
  Net Asset Value and offering price per
    share ($140 / 9.88 shares outstanding)        $14.17(a)
                                                  ======
----------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $15,206) $   331,843
  Interest ..................................       9,837
                                              -----------
  TOTAL INVESTMENT INCOME ...................     341,680
                                              -----------
EXPENSES:
  Investment advisory fees ..................     194,511
  Distribution fees -- Class AAA ............      48,377
  Distribution fees -- Class A ..............         200
  Distribution fees -- Class B ..............         202
  Distribution fees -- Class C ..............           1
  Shareholder communications expenses .......      33,308
  Shareholder services fees .................      28,830
  Legal and audit fees ......................      28,264
  Registration fees .........................      23,237
  Custodian fees ............................      21,950
  Directors' fees ...........................       2,105
  Interest expense ..........................         445
  Miscellaneous expenses ....................       8,551
                                              -----------
  TOTAL EXPENSES ............................     389,981
                                              -----------
  Expense reimbursement (see Note 3) ........     (97,616)
                                              -----------
  TOTAL NET EXPENSES ........................     292,365
                                              -----------
  NET INVESTMENT INCOME .....................      49,315
                                              -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized loss on investments ..........  (1,230,552)
  Net realized gain on foreign
    currency transactions ...................         597
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translation ....................   3,736,389
                                              -----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS ...................   2,506,434
                                              -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................... $ 2,555,749
                                              ===========


                 See accompanying notes to financial statements.

                       THE GABELLI GLOBAL OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                YEAR ENDED            YEAR ENDED
                                                                            DECEMBER 31, 2004      DECEMBER 31, 2003
                                                                            -----------------      -----------------
OPERATIONS:
  Net investment income ...................................................... $    49,315            $     6,919
  Net realized loss on investments and foreign currency transactions .........  (1,229,955)            (1,774,107)
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translation .............................................   3,736,389              6,914,033
                                                                               -----------            -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................   2,555,749              5,146,845
                                                                               -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ................................................................     (70,537)               (12,058)
    Class A ..................................................................        (397)                   (82)
    Class B ..................................................................         (97)                    --
                                                                               -----------            -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................     (71,031)               (12,140)
                                                                               -----------            -----------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ..................................................................    (744,951)              (863,362)
  Class A ....................................................................      27,787                 18,634
  Class B ....................................................................      35,901                     62
                                                                               -----------            -----------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .................    (681,263)              (844,666)
                                                                               -----------            -----------
  REDEMPTION FEES ............................................................       3,073                 48,655
                                                                               -----------            -----------
  NET INCREASE IN NET ASSETS .................................................   1,806,528              4,338,694
NET ASSETS:
  Beginning of period ........................................................  19,384,294             15,045,600
                                                                               -----------            -----------
  End of period .............................................................. $21,190,822            $19,384,294
                                                                               ===========            ===========

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli Global Opportunity Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to increase accumulated net investment income by $597 and to increase accumulated net realized loss on investments and foreign currency transactions by $597. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 was $71,031 and $12,140, respectively, of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2004, the components of earnings/(losses) on a tax basis were as follows:

     Undistributed ordinary income .....................    $       631
     Capital loss carryforward .........................     (8,016,839)
     Net unrealized appreciation .......................      4,447,941
     Other temporary differences .......................        (21,750)
                                                            -----------
     Total accumulated loss ............................    $(3,590,017)
                                                            ===========

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

At December 31, 2004, the Fund has net capital loss carryforwards for Federal income tax purposes of $8,016,839, which are available to reduce future required distributions of net capital gains to shareholders. $3,134,793 of the loss carryforward is available through 2009; $1,904,804 is available through 2010; $1,776,091 is available through 2011; and $1,201,151 is available through 2012.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates. The Adviser has agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of interest expense) at 1.50%, 1.50%, 2.25% and 2.25% of the value of the Fund's average daily net assets for Class AAA, Class A, Class B and Class C, respectively. For the year ended December 31, 2004, the Adviser reimbursed the Fund in the amount of $97,616. Beginning January 1, 2003 the Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 1.50%, 1.50%, 2.25% and 2.25% of average daily net assets for Class AAA, Class A, Class B and Class C, respectively. The cumulative amount which the Fund may repay the Adviser is $146,063. Beginning May 1, 2005, the limitations will be increased by 0.50% for each class of shares.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $7,466,719 and $6,632,616, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2004, the Fund paid brokerage commissions of $1,013 to Gabelli & Company. During the year ended December 31, 2004, Gabelli & Company informed the Fund that it received $121 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At December 31, 2004, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the year ended December 31, 2004 was $5,596 with a related weighted average interest rate of 1.89%. The maximum amount borrowed at any time during the year ended December 31, 2004 was $195,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon

THE GABELLI GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

The Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged within 60 days after the date of a purchase. For Class B and Class C Shares, the 2.00% redemption fee applied to shares purchased on or after July 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the year ended December 31, 2004 amounted to $3,073.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

Transactions in shares of capital stock were as follows:

                                                               YEAR ENDED                       YEAR ENDED
                                                            DECEMBER 31, 2004               DECEMBER 31, 2003
                                                        -------------------------      ---------------------------
                                                         SHARES         AMOUNT           SHARES          AMOUNT
                                                        -------       -----------      ----------      -----------
                                                                CLASS AAA                        CLASS AAA
                                                        -------------------------      ---------------------------

Shares sold ..........................................  224,553       $ 2,803,469       1,728,960     $ 15,428,214
Shares issued upon reinvestment of dividends .........    4,847            66,793             953           11,487
Shares redeemed ...................................... (294,740)       (3,615,213)     (1,836,267)     (16,303,063)
                                                        -------       -----------     -----------     ------------
Net decrease .........................................  (65,340)      $  (744,951)       (106,354)    $   (863,362)
                                                        =======       ===========     ===========     ============
                                                                 CLASS A                          CLASS A
                                                        -------------------------      ---------------------------
Shares sold ..........................................    2,611       $    33,417           2,462     $     27,256
Shares issued upon reinvestment of dividends .........       29               399               6               80
Shares redeemed ......................................     (494)           (6,029)         (1,068)          (8,702)
                                                        -------       -----------     -----------     ------------
Net increase .........................................    2,146       $    27,787           1,400     $     18,634
                                                        =======       ===========     ===========     ============
                                                                 CLASS B                          CLASS B
                                                        -------------------------      ---------------------------
Shares sold ..........................................    2,776       $    35,814              46     $        440
Shares issued upon reinvestment of dividends .........        7                97              --               --
Shares redeemed ......................................       (1)              (10)            (35)            (378)
                                                        -------       -----------     -----------     ------------
Net increase .........................................    2,782       $    35,901              11     $         62
                                                        =======       ===========     ===========     ============

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GLOBAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                     INCOME
                           FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
               ---------------------------------------------------   --------------------------------------
                                             Net
                Net Asset       Net      Realized and     Total                      Net
  Period          Value,     Investment   Unrealized      from          Net       Realized
   Ended       Beginning      Income    Gain (Loss) on  Investment   Investment    Gain on        Total
December 31    of Period    (Loss)(h)    Investments    Operations    Income     Investments  Distributions
-----------    ----------  ----------   --------------  ----------   ----------  -----------  -------------
CLASS AAA
  2004          $12.18       $0.03           $1.68        $1.71       $(0.05)          --       $(0.05)
  2003            8.87        0.00(g)         3.29         3.29        (0.01)          --        (0.01)
  2002           10.02        0.00(g)        (1.15)       (1.15)          --           --           --
  2001           14.24        0.13           (4.25)       (4.12)       (0.10)          --        (0.10)
  2000           18.03        0.26           (2.72)       (2.46)       (0.29)      $(1.04)       (1.33)
CLASS A
  2004          $12.16       $0.03           $1.67        $1.70       $(0.05)          --       $(0.05)
  2003            8.86        0.00(g)         3.28         3.28        (0.01)          --        (0.01)
  2002            9.99        0.00(g)        (1.13)       (1.13)          --           --           --
  2001           14.21        0.13           (4.24)       (4.11)       (0.11)          --        (0.11)
  2000(a)        19.77        0.27           (4.46)       (4.19)       (0.33)      $(1.04)       (1.37)
CLASS B
  2004          $12.00      $(0.07)          $1.66        $1.59       $(0.03)          --       $(0.03)
  2003            8.80       (0.07)           3.24         3.17           --           --           --
  2002           10.00       (0.07)          (1.13)       (1.20)          --           --           --
  2001           14.22        0.07           (4.26)       (4.19)       (0.03)          --        (0.03)
  2000(a)        19.77        0.17           (4.39)       (4.22)       (0.29)      $(1.04)       (1.33)
CLASS C(E)
  2004          $12.39       $0.07           $1.71        $1.78           --           --           --
  2003            9.00       (0.07)           3.43         3.36           --           --           --
  2002           10.11       (0.07)          (1.04)       (1.11)          --           --           --
  2001(f)        10.15        0.07           (0.11)       (0.04)          --           --           --




                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                          ----------------------------------------------------------------------------------------------

                         Net Asset              Net Assets     Net         Operating           Operating
  Period                   Value,                 End of    Investment      Expenses            Expenses       Portfolio
   Ended    Redemption     End of     Total       Period      Income         Before              Net of         Turnover
December 31   Fees(h)      Period    Return+    (in 000's)    (Loss)     Reimbursement(c)    Reimbursement(d)    Rate
----------- ----------   ----------  -------   -----------  ----------   ----------------    ----------------  ---------
CLASS AAA
  2004        $0.00(g)    $13.84      14.0%      $21,033       0.25%          2.00%               1.50%           35%
  2003         0.03        12.18      37.4        19,305       0.04           1.83                1.52            13
  2002           --         8.87     (11.5)       15,000      (0.05)          2.39                1.59             0
  2001           --        10.02     (28.9)       18,422       1.11           2.00                1.59            31
  2000           --        14.24     (13.5)       31,023       1.50           1.79                1.50            50
CLASS A
  2004        $0.00(g)    $13.81      14.0%      $   106       0.26%          2.00%               1.50%           35%
  2003         0.03        12.16      37.4            67       0.04           1.83                1.52            13
  2002           --         8.86     (11.3)           36      (0.05)          2.39                1.59             0
  2001           --         9.99     (29.0)           45       1.11           2.00                1.59            31
  2000(a)        --        14.21     (21.2)           52       1.50(b)        1.79(b)             1.50(b)         50
CLASS B
  2004        $0.00(g)    $13.56      13.2%      $    52      (0.53)%         2.75%               2.25%           35%
  2003         0.03        12.00      36.4            12      (0.71)          2.58                2.27            13
  2002           --         8.80     (12.0)            9      (0.80)          3.14                2.34             0
  2001           --        10.00     (29.5)           10       0.36           2.75                2.34            31
  2000(a)        --        14.22     (21.3)            3       0.75(b)        2.54(b)             2.25(b)         50
CLASS C(E)
  2004        $0.00(g)    $14.17      14.4%      $   0.1       0.58%          2.75%               2.25%           35%
  2003         0.03        12.39      37.7           0.1      (0.71)          2.58                2.27            13
  2002           --         9.00     (11.0)          0.1      (0.80)          3.14                2.34             0
  2001(f)        --        10.11     (29.0)          0.1       0.36(b)        2.75(b)             2.34(b)         31

----------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) From commencement of offering on March 1, 2000.
(b) Annualized.
(c) During the years ended December 31, 2004, 2003, 2002, 2001, and 2000, the Adviser reimbursed certain expenses. If such expense reimbursements had not occurred, the ratio of operating expenses to average net assets would have been as shown.
(d) The Fund incurred interest expense during the years ended December 31, 2004, 2003, 2002 and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.50%, 1.50%, 2.25% and 2.25% for Class AAA, Class A, Class B and Class C, respectively for each year.
(e) Class C shares were outstanding for the period October 27, 2000 through December 12, 2000 and for the period April 24, 2001 through May 10, 2001. Financial Highlights are not presented for Class C shares as the information for these periods are not considered meaningful.
(f) From November 23, 2001, the date shares were continuously  outstanding.
(g) Amount  represents  less  than  $0.005  per  share.
(h) Per share data is calculated using the average shares outstanding method.


                 See accompanying notes to financial statements.

THE GABELLI GLOBAL OPPORTUNITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Global Opportunity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Gabelli Global Opportunity Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc., as of December 31, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2002 were audited by other auditors whose report dated January 31, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gabelli Global Opportunity Fund at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP
New York, New York
February 11, 2005

THE GABELLI GLOBAL OPPORTUNITY FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Fund's Statement of Additional Information includes additional information about Gabelli Global Opportunity Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to Gabelli Global Opportunity Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF        COMPLEX
    ADDRESS 1              TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)                 OTHER DIRECTORSHIPS
    AND AGE              SERVED 2        DIRECTOR         DURING PAST FIVE YEARS                   HELD BY DIRECTOR 4
----------------       ---------      -------------      -----------------------                 -------------------
INTERESTED DIRECTORS 3:
---------------------
MARIO J. GABELLI       Since 1993          24      Chairman of the Board, Chief Executive        Director of Morgan Group
Director and                                       Officer of Gabelli Asset Management Inc.      Holdings, Inc. (holding
Chief Investment Officer                           and Chief Investment Officer of Gabelli       company)
Age: 62                                            Funds,LLC and GAMCO Investors, Inc.;
                                                   Vice Chairman and Chief Executive
                                                   Officer of Lynch Interactive Corporation
                                                   (multimedia and services)

JOHN D. GABELLI        Since 1993          10      Senior Vice President of Gabelli & Company,        --
Director                                           Inc.; Director of Gabelli Advisers, Inc.
Age: 60

KARL OTTO POHL         Since 1993          34      Member of the Shareholder Committee of        Director of Gabelli Asset
Director                                           Sal Oppenheim Jr. & Cie (private investment   Management Inc. (investment
Age: 75                                            bank); Former President of the Deutsche       management); Chairman,
                                                   Bundesbank and Chairman of its Central Bank   Incentive Capital and
                                                   Council (1980-1991)                           Incentive Asset Management
                                                                                                 (Zurich); Director at Sal
                                                                                                 Oppenheim Jr. & Cie, Zurich

NON-INTERESTED DIRECTORS:
------------------------
E. VAL CERUTTI         Since 2001           7      Chief Executive Officer of Cerutti            Director of Lynch Corporation
Director                                           Consultants, Inc.; Former President           (diversified manufacturing)
Age: 65                                            and Chief Operating Officer of Stella
                                                   D'oro Biscuit Company (through 1992);
                                                   Adviser, Iona College School of Business

ANTHONY J. COLAVITA    Since 1993          36      President and Attorney at Law in the law           --
Director                                           firm of Anthony J. Colavita, P.C.
Age: 69

ARTHUR V. FERRARA      Since 2001           9      Formerly, Chairman of the Board and Chief     Director of The Guardian
Director                                           Executive Officer of The Guardian Life        Life Insurance Company of
Age: 74                                            Insurance Company of America from January     America; Director of the
                                                   1993 to December 1995; President, Chief       Guardian Insurance and
                                                   Executive Officer and a Director prior        Annuity Company, Inc.,
                                                   thereto                                       Guardian Investors Services
                                                                                                 Corporation and 25 mutual
                                                                                                 funds within the Guardian
                                                                                                 Fund Complex


WERNER J. ROEDER, MD   Since 1993          26      Medical Director of Lawrence                       --
Director                                           Hospital  and practicing private physician
Age: 64

ANTHONIE C. VAN EKRIS  Since 1993          20      Managing Director of BALMAC International,    Director of Aurado Energy,
Director                                           Inc. (commodities)                            Inc. (oil and gas
Age: 70                                                                                          operations)

SALVATORE J. ZIZZA     Since 2004          24      Chairman, Hallmark Electrical                 Director of Hollis
Director                                           Supplies Corp.                                Eden Pharmaceuticals;
Age: 59                                                                                          Director of Earl Scheib,
                                                                                                 Inc. (automotive services)


THE GABELLI GLOBAL OPPORTUNITY FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF        COMPLEX
    ADDRESS 1              TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)                 OTHER DIRECTORSHIPS
    AND AGE              SERVED 2        DIRECTOR         DURING PAST FIVE YEARS                   HELD BY DIRECTOR 4
----------------       ---------      -------------      -----------------------                 -------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 2003          --      Executive Vice President and Chief                 --
President and Treasurer                            Operating Officer of Gabelli Funds,
Age: 53                                            LLC since 1988 and an officer of
                                                   all mutual funds advised by Gabelli
                                                   Funds, LLC and its affiliates. Director
                                                   and President of Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 1995          --      Vice President, General Counsel and                --
Secretary                                          Secretary of Gabelli Asset Management
Age: 41                                            Inc. since 1999 and GAMCO Investors,
                                                   Inc. since 1993; Secretary of all
                                                   mutual funds advised by Gabelli Advisers,
                                                   Inc. and Gabelli Funds, LLC

PETER GOLDSTEIN        Since 2004          --      Director of Regulatory Affairs at                  --
Chief Compliance Officer                           Gabelli Asset Management Inc. since
Age: 51                                            February 2004; Vice President of Goldman Sachs
                                                   Asset Management from November 2000 through
                                                   January 2004; Deputy GeneralCounsel at Gabelli
                                                   Asset Management Inc. from February 1998
                                                   through November 2000

----------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Company's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested person" of the Company as defined in the Investment Company Act of 1940. Messrs. M. Gabelli, J. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Company's investment adviser. Mario J. Gabelli and John D.Gabelli are brothers.
  4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

THE GABELLI GLOBAL OPPORTUNITY FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2004, the Fund paid to shareholders, an ordinary income dividend (comprised of net investment income) totaling $0.0465, $0.0521 and $0.0254 per share for Class AAA, Class A and Class B, respectively. For the year ended December 31, 2004, 100% of the distribution qualifies for the dividend received deduction available to corporations, and 100% of the ordinary income distribution was qualifying dividend income. Also for the year ended December 31, 2004, the Fund passed through foreign tax credits of $0.0145 per share to Class AAA, Class A and Class B shareholders. The foreign source income and tax credits by country are presented in the table below. Visit www.gabelli.com for more information about 2004 foreign source income and foreign taxes paid.

U.S. GOVERNMENT INCOME:
The percentage of the ordinary income dividend paid by the Fund during fiscal year 2004 which was derived from U.S. Treasury securities was 2.71%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Global Opportunity Fund did not meet this strict requirement in 2004. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

      FOREIGN SOURCE INCOME AND TAX CREDITS BY COUNTRY FOR 2004 (UNAUDITED)

                         GABELLI GLOBAL OPPORTUNITY FUND
                         -------------------------------
                        Foreign Source    Foreign Qualifying
                            Income %           Income %         Foreign Tax %
                            --------           --------         -------------

   Australia                4.57                4.79                0.00
   Canada                   3.35                3.51                8.57
   France                   5.69                5.96               19.42
   Germany                  0.57                0.57                1.33
   Greece                   3.45                3.61                0.00
   Ireland                  7.82                8.19                0.00
   Italy                    9.79                9.51               23.37
   Japan                    9.89               10.36               13.68
   Luxembourg               1.32                1.39                3.25
   South Africa             3.88                4.06                0.00
   Spain                    4.66                4.89                9.58
   Sweden                   0.87                0.84                0.65
   Switzerland              8.06                7.39               12.34
   United Kingdom           5.88                6.16                7.81

                        Gabelli Global Series Funds, Inc.
                       THE GABELLI GLOBAL OPPORTUNITY FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                        John D. Gabelli
CHAIRMAN AND CHIEF                           SENIOR VICE PRESIDENT
INVESTMENT OFFICER                           GABELLI & COMPANY, INC.
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti Karl                          Otto Pohl
CHIEF EXECUTIVE OFFICER                      FORMER PRESIDENT
CERUTTI CONSULTANTS, INC.                    DEUTSCHE BUNDESBANK

Anthony J. Colavita                          Werner J. Roeder, MD
ATTORNEY-AT-LAW                              MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                    LAWRENCE HOSPITAL

Arthur V. Ferrara                            Anthonie C. van Ekris
FORMER CHAIRMAN AND                          MANAGING DIRECTOR
CHIEF EXECUTIVE OFFICER                      BALMAC INTERNATIONAL, INC.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA                           Salvatore J. Zizza
                                             CHAIRMAN
                                             HALLMARK ELECTRICAL SUPPLIES CORP.


                                    OFFICERS
Bruce N. Alpert                              James E. McKee
PRESIDENT AND TREASURER                      SECRETARY

Peter Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB403Q404SR

[GRAPHIC OMITTED]  PICTURE OF MARIO GABELLI

THE
GABELLI
GLOBAL
TELECOMMUNICATIONS
FUND








                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2004



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of factors that affected the performance during the past year.


PERFORMANCE DISCUSSION

      Driven by merger and acquisition and restructuring activity in the wireless communications sector and widespread employment of strategies to boost stock prices by distributing a higher percentage of cash flow to shareholders, global telecommunications stocks significantly outperformed the broad market in 2004. These trends buoyed our portfolio holdings and The Gabelli Global Telecommunications Fund gained 23.37% for 2004.

      Consolidation of the wireless communications industry accelerated in 2004. Cingular's acquisition of AT&T Wireless, which was announced in February and consummated in October, was the first blockbuster deal. The second big event was Sprint's merger with Nextel, which hit the wires in December and should close by mid-year 2005. Between these two major deals, we saw Canada's Rogers Communications buy out AT&T Wireless' minority position in Rogers Wireless, and announce that it intended to take out the other remaining public shareholders as well. Rogers Communications also outbid Telus for Microcell Telecommunications, the fourth largest wireless operator in Canada. Telecom Italia rolled up its wireless spin-off Telecom Italia Mobiliere.

      In 2004, telecommunication companies recognized that distributing a higher percentage of cash flow to shareholders by declaring dividends, increasing dividends, and/or repurchasing shares was an effective way to increase their public market valuations. In Europe, we saw Telefonica and Deutsche Telecom institute first time dividends. This year, all the Regional Bell Operating Companies (RBOCs) increased dividends. Citizens Communications undertook a creative restructuring that distributed all excess cash to shareholders via a special $2 per share dividend and increased its annual dividend to $1 per share, translating into an appetizing 9% yield. Following Citizen's restructuring, two telecom IPOs, Iowa Telecom and Otelco, came to market with comparable high yield equity structures. Telephone & Data Systems and Century Telephone, two long-term portfolio holdings, chose to enhance shareholder value by major share repurchase programs.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI GLOBAL TELECOMMUNICATIONS FUND CLASS AAA SHARES, THE S&P/CITIGROUP
        GLOBAL TELECOMMUNICATIONS INDEX AND THE MSCI AC WORLD FREE INDEX

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

               Gabelli Global
           Telecommunications Fund      S&P/Citigroup Global      MSCI AC World
              Class AAA Shares        Telecommunications Index      Free Index
 11/1/93          $10,000                    $10,000                 $10,000
12/31/93           10,300                     10,045                   9,993
12/31/94            9,921                      9,555                  10,496
12/31/95           11,524                     10,794                  12,538
12/31/96           12,560                     12,307                  14,193
12/31/97           16,563                     15,011                  16,321
12/31/98           22,319                     21,612                  19,907
12/31/99           40,234                     37,987                  25,246
12/31/00           30,546                     21,208                  21,727
12/31/01           24,214                     14,937                  18,270
12/31/02           17,051                     10,720                  14,803
12/31/03           24,337                     15,030                  19,929
12/31/04           30,025                     18,599                  23,067

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2004 (a)
              ----------------------------------------------------

                                                                                                            Since
                                                                                                          Inception
                                                Quarter      1 Year      3 Year     5 Year     10 Year    (11/1/93)
                                                -------      ------      ------     ------     -------    ---------
  GABELLI GLOBAL TELECOMMUNICATIONS
    FUND CLASS AAA ...........................   15.94%       23.37%      7.43%     (5.69)%     11.71%      10.34%

  S&P/Citigroup Global
    Telecommunications Index .................   19.64        23.75       7.58     (13.31)       7.41        4.59
  MSCI AC World Free Index ...................   12.31        15.75       8.08      (1.79)       8.19        6.82

  Class A ....................................   15.96        23.31       7.44      (5.68)      11.72       10.35
                                                  9.29(b)     16.19(b)    5.34(b)   (6.79)(b)   11.06(b)     9.76(b)
  Class B ....................................   15.81        22.50       6.64      (6.31)      11.34       10.02
                                                 10.81(c)     17.50(c)    5.75(c)   (6.68)(c)   11.34(c)    10.02(c)
  Class C ....................................   15.83        22.52       6.64      (6.31)      11.34       10.01
                                                 14.83(c)     21.52(c)    6.64(c)   (6.31)(c)   11.34(c)    10.01(c)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE FOR PERIODS LESS THAN ONE YEAR IS NOT ANNUALIZED. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON MARCH 12, 2000, MARCH 13, 2000 AND JUNE 2, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS. THE S&P/CITIGROUP GLOBAL TELECOMMUNICATIONS INDEX AND THE MSCI AC WORLD FREE INDEX ARE UNMANAGED INDICATORS OF GLOBAL STOCK MARKET PERFORMANCE.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY.
--------------------------------------------------------------------------------

      To conclude, telecommunications industry fundamentals, most notably stronger demand and better pricing, continued to improve in 2004. Although fundamental improvement contributed to telecommunication sector performance, deal activity and "share the wealth" distribution strategies significantly enhanced returns.

                                        Sincerely yours,

                                        /s/ Bruce N. Alpert

                                        Bruce N. Alpert
                                        President
February 23, 2005


SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.

GABELLI GLOBAL TELECOMMUNICATIONS FUND
Telecommunications: Regional ..................  23.1%
Telecommunications: National ..................  22.7%
Wireless Communications .......................  21.8%
Telecommunications: Long Distance .............   8.3%
Entertainment .................................   7.1%
Cable .........................................   3.6%
Satellite .....................................   3.0%
U.S. Government Obligations ...................   3.0%
Communications Equipment ......................   2.7%
Diversified Industrial ........................   1.7%
Business Services .............................   0.7%
Publishing ....................................   0.7%
Broadcasting ..................................   0.5%
Energy and Utilities ..........................   0.4%
Telecommunications: Broadband .................   0.3%
Telecommunications: Preferred .................   0.2%
Equipment and Supplies ........................   0.2%
Electronics ...................................   0.1%
Computer Software and Services ................   0.1%
Other Assets and Liabilities - Net ............  (0.2)%
                                                ------
                                                100.0%
                                                ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.



PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2004 through
December 31, 2004                                                  EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.

                    Beginning           Ending         Annualized     Expenses
                  Account Value     Account Value       Expense      Paid During
                     7/1/04            12/31/04          Ratio         Period*
--------------------------------------------------------------------------------
GABELLI GLOBAL TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA           $1,000.00         $1,199.50           1.66%         $ 9.18
Class A             $1,000.00         $1,198.90           1.66%         $ 9.18
Class B             $1,000.00         $1,195.30           2.41%         $13.30
Class C             $1,000.00         $1,195.50           2.41%         $13.30

HYPOTHETICAL 5% RETURN
Class AAA           $1,000.00         $1,016.79           1.66%         $ 8.42
Class A             $1,000.00         $1,016.79           1.66%         $ 8.42
Class B             $1,000.00         $1,013.02           2.41%         $12.19
Class C             $1,000.00         $1,013.02           2.41%         $12.19

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                             COST           VALUE
   -------                                             ----          --------
            COMMON STOCKS -- 97.0%
            BROADCASTING -- 0.5%
    23,566  CanWest Global
              Communications Corp.+ ............  $    322,321    $    284,324
    35,434  CanWest Global
              Communications Corp., Cl. A+ .....       407,389         430,005
     1,400  Claxson Interactive Group Inc.+ ....         2,240           6,860
     7,000  Fisher Communications Inc.+ ........       353,932         342,160
    60,000  Paxson Communications
              Corp.+ ...........................       256,500          82,800
                                                  ------------    ------------
                                                     1,342,382       1,146,149
                                                  ------------    ------------
            BUSINESS SERVICES -- 0.7%
     9,000  Carlisle Holdings Ltd. .............        48,250          65,160
     4,000  Convergys Corp.+ ...................        53,716          59,960
    13,000  Donnelley (R.H.) Corp.+ ............       174,226         767,650
    59,500  Group 4 Securicor plc+ .............             0         159,928
    15,000  TPG NV, ADR ........................       198,277         408,750
                                                  ------------    ------------
                                                       474,469       1,461,448
                                                  ------------    ------------
            CABLE -- 3.6%
    80,000  Adelphia Communications
              Corp., Cl. A+ ....................        74,756          30,800
    19,065  Austar United
              Communications Ltd.+ .............        41,202          14,198
    55,000  Cablevision Systems Corp.,
              Cl. A+ ...........................     1,182,824       1,369,500
    72,000  Charter Communications Inc.,
              Cl. A+ ...........................       354,500         161,280
    50,000  Comcast Corp., Cl. A+ ..............     1,873,165       1,664,000
    24,000  Comcast Corp., Cl. A, Special+ .....       190,951         788,160
    40,000  Liberty Media International
              Inc., Cl. A+ .....................       992,808       1,849,200
    18,000  Mediacom Communications
              Corp., Cl. A+ ....................       189,315         112,500
   167,642  UnitedGlobalCom Inc., Cl. A+ .......     2,081,718       1,619,421
                                                  ------------    ------------
                                                     6,981,239       7,609,059
                                                  ------------    ------------
            COMMUNICATIONS EQUIPMENT -- 2.7%
    50,000  Agere Systems Inc., Cl. B+ .........       144,732          67,500
    15,000  Andrew Corp.+ ......................        42,676         204,450
       500  Avaya Inc.+ ........................         4,138           8,600
   100,000  Champion Technology
              Holdings Ltd. ....................        87,982          17,369
    25,000  Communications Systems Inc. ........       237,711         300,250
     1,200  Copper Mountain
              Networks Inc.+ ...................        11,954           3,264
     3,200  Ericsson (L.M.) Telephone
              Co., Cl. B, ADR+ .................        40,907         100,768
    75,000  Furukawa Electric Co. Ltd.+ ........       381,079         415,731
   100,000  GN Store Nord A/S ..................       541,433       1,078,108
    15,000  JDS Uniphase Corp.+ ................        87,702          47,550


                                                                      MARKET
    SHARES                                             COST           VALUE
   -------                                             ----          --------
     1,000  L-3 Communications
              Holdings Inc. ....................  $     11,000    $     73,240
   100,000  Lucent Technologies Inc.+ ..........       390,922         376,000
    85,000  Motorola Inc. ......................       737,520       1,462,000
    28,000  Nokia Corp., ADR ...................        67,091         438,760
    45,000  Nortel Networks Corp.+ .............       196,650         157,050
    22,000  Scientific-Atlanta Inc. ............       179,954         726,220
       750  Siemens AG, ADR ....................        23,625          63,503
   300,000  Time Engineering Berhad+ ...........       316,448          56,447
                                                  ------------    ------------
                                                     3,503,524       5,596,810
                                                  ------------    ------------
            COMPUTER SOFTWARE AND SERVICES -- 0.1%
     2,000  America Online Latin
              America Inc., Cl. A+ .............           840           1,500
     6,000  Covad Communications
              Group Inc.+ ......................        11,761          12,900
     3,230  EarthLink Inc.+ ....................        45,250          37,209
     1,000  Geoworks Corp.+ ....................         1,375              40
        20  Korea Thrunet Co. Ltd., Cl. A+ (c) .         5,250               1
    18,000  Net2Phone Inc.+ ....................        55,561          61,200
    20,000  NorthPoint Communications
              Group Inc.+ ......................        11,250              12
    12,000  T-Online International AG+ .........        75,660         160,500
     5,852  Telecom Italia Media SpA+ ..........         4,669           2,649
     1,000  Via Net.Works Inc.+ ................         2,625             850
                                                  ------------    ------------
                                                       214,241         276,861
                                                  ------------    ------------
            DIVERSIFIED INDUSTRIAL -- 1.7%
    67,730  Bouygues SA ........................     1,841,952       3,130,107
    50,000  Hutchison Whampoa Ltd. .............       487,171         467,984
                                                  ------------    ------------
                                                     2,329,123       3,598,091
                                                  ------------    ------------
            ELECTRONICS -- 0.1%
    10,000  California Micro
              Devices Corp.+ ...................        87,243          70,900
     8,000  Freescale Semiconductor Inc.,
              Cl. B+ ...........................        68,379         146,880
     2,000  TiVo Inc.+ .........................        11,105          11,740
     1,000  Vishay Intertechnology Inc.+ .......        22,909          15,020
                                                  ------------    ------------
                                                       189,636         244,540
                                                  ------------    ------------
            ENERGY AND UTILITIES -- 0.4%
     3,000  E.ON AG ............................       126,255         273,454
    14,000  SCANA Corp. ........................       366,657         551,600
     3,000  SJW Corp. ..........................        94,843         109,200
                                                  ------------    ------------
                                                       587,755         934,254
                                                  ------------    ------------
            ENTERTAINMENT -- 7.1%
   450,000  Gemstar-TV Guide
              International Inc.+ ..............     3,428,520       2,664,000
   480,000  Liberty Media Corp., Cl. A+ ........     2,194,942       5,270,400
    15,000  Metromedia International
              Group Inc.+ ......................        59,576           8,400

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                             COST           VALUE
   -------                                             ----          --------
            COMMON STOCKS (CONTINUED)
            ENTERTAINMENT (CONTINUED)

   200,000  Time Warner Inc.+ ..................  $  3,438,501    $  3,888,000
   100,000  Vivendi Universal SA, ADR+ .........     2,087,247       3,207,000
                                                  ------------    ------------
                                                    11,208,786      15,037,800
                                                  ------------    ------------
            EQUIPMENT AND SUPPLIES -- 0.2%
     1,000  Amphenol Corp., Cl. A+ .............         8,184          36,740
    15,000  ThyssenKrupp AG ....................       275,840         330,298
                                                  ------------    ------------
                                                       284,024         367,038
                                                  ------------    ------------
            PUBLISHING -- 0.7%
     1,500  Media General Inc., Cl. A ..........        93,421          97,215
    35,000  News Corp., Cl. A ..................       519,579         653,100
     2,000  News Corp., Cl. B ..................        21,050          38,400
    15,428  Seat Pagine Gialle SpA .............        30,783           7,109
    25,000  Telegraaf Holdingsmij - CVA ........       541,844         620,158
                                                  ------------    ------------
                                                     1,206,677       1,415,982
                                                  ------------    ------------
            SATELLITE -- 3.0%
     1,500  Asia Satellite
              Telecommunications
              Holdings Ltd., ADR ...............        22,103          28,050
     1,500  British Sky Broadcasting
              Group plc, ADR ...................        36,400          65,505
   140,000  DIRECTV Group Inc.+ ................     2,820,279       2,343,600
   100,000  EchoStar Communications
              Corp., Cl. A .....................     1,906,471       3,324,000
     3,000  Lockheed Martin Corp. ..............        68,361         166,650
    40,000  Loral Space &
              Communications Ltd.+ .............         6,800           6,800
     2,524  Orbital Sciences Corp.+ ............        16,208          29,859
    10,000  Pegasus Communications
              Corp., Cl. A+ ....................        65,562          93,900
     8,000  PT Indosat Tbk, ADR ................        78,652         249,440
                                                  ------------    ------------
                                                     5,020,836       6,307,804
                                                  ------------    ------------
            TELECOMMUNICATIONS: BROADBAND -- 0.3%
    11,000  Allegiance Telecom Inc.+ (c) .......         1,100              50
    15,000  ATX Communications Inc.+ ...........         7,700             600
     3,000  Choice One
              Communications Inc.+ (c) .........         1,050               0
     6,720  Colt Telecom Group plc, ADR+ .......        39,630          24,595
     2,000  Davel Communications Inc.+ .........         3,250              28
    10,000  E.Spire Communications Inc.+ .......        50,000               2
    18,000  Golden Telecom Inc. ................       188,378         475,560
    22,422  McLeodUSA Inc., Cl. A+ .............        78,431          16,144
     6,000  Time Warner Telecom Inc.,
              Cl. A+ ...........................         4,800          26,160
                                                  ------------    ------------
                                                       374,339         543,139
                                                  ------------    ------------


                                                                      MARKET
    SHARES                                             COST           VALUE
   -------                                             ----          --------
            TELECOMMUNICATIONS: LONG DISTANCE -- 8.3%
    45,000  AT&T Corp. .........................  $  1,162,935    $    857,700
     1,000  Call-Net Enterprises Inc.+ .........        11,554           2,537
     5,200  Embratel Participacoes
              SA, ADR+ .........................       505,937          54,704
    80,000  General Communication Inc.,
              Cl. A+ ...........................       376,995         883,200
    37,000  IDT Corp.+ .........................       328,471         543,160
    35,000  IDT Corp., Cl. B+ ..................       248,266         541,800
       600  KDDI Corp. .........................     3,016,474       3,232,166
    60,000  Philippine Long Distance
              Telephone Co., ADR+ ..............     1,064,347       1,495,800
   395,000  Sprint Corp. .......................     6,629,995       9,815,750
                                                  ------------    ------------
                                                    13,344,974      17,426,817
                                                  ------------    ------------
            TELECOMMUNICATIONS: NATIONAL -- 22.7%
    43,000  BT Group plc, ADR ..................     1,700,249       1,699,790
17,415,054  Cable & Wireless
              Jamaica Ltd.+ ....................       406,745         468,208
    20,000  Cable & Wireless plc ...............        30,415          45,790
   115,000  Cable & Wireless plc, ADR ..........       720,839         786,600
    25,000  Cesky Telecom AS ...................       313,240         413,340
    75,000  China Unicom Ltd., ADR .............       628,818         588,750
   150,000  Compania de
              Telecomunicaciones de
              Chile SA, ADR ....................     2,090,992       1,686,000
   300,000  Deutsche Telekom AG, ADR+ ..........     3,220,210       6,804,000
   185,000  Elisa Corp.+ .......................     2,410,654       2,982,330
    40,000  France Telecom SA, ADR .............     1,091,954       1,323,200
     5,507  Hellenic Telecommunications
              Organization SA ..................        86,065          98,957
    37,000  Hellenic Telecommunications
              Organization SA, ADR .............       233,757         325,600
    18,000  Hungarian Telephone &
              Cable Corp.+ .....................       139,278         259,200
    57,000  KPN NV, ADR ........................       472,195         544,920
    10,000  KT Corp., ADR ......................       183,666         218,100
       500  Magyar Tavkozlesi Rt, ADR ..........         9,650          12,205
     9,000  Manitoba Telecom
              Services Inc. ....................       302,899         368,067
       237  Nippon Telegraph &
              Telephone Corp. ..................     1,207,105       1,063,921
    22,000  Nippon Telegraph &
              Telephone Corp., ADR .............       622,716         496,100
     2,000  Pakistan Telecommunications
              Co. Ltd., GDR (a) ................       155,765         148,759
   100,000  PCCW Ltd. ..........................        81,405          63,363
    68,000  Portugal Telecom
              SGPS SA, ADR .....................       277,645         837,080
    18,360  PT Telekomunikasi
              Indonesia, ADR ...................       165,504         385,927
    10,000  Rostelecom, ADR ....................        79,578         109,400

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                             COST           VALUE
   -------                                             ----          --------
            COMMON STOCKS (CONTINUED)
            TELECOMMUNICATIONS: NATIONAL (CONTINUED)
   928,580  Singapore
              Telecommunications Ltd. ..........  $    905,459    $  1,353,847
   115,000  Swisscom AG, ADR ...................     3,096,166       4,545,950
    60,000  TDC A/S, ADR .......................     1,061,291       1,276,800
    25,000  Telecom Corp. of New
              Zealand Ltd., ADR ................       515,375         886,500
   570,000  Telecom Italia SpA .................       405,657       2,332,065
    35,000  Telecom Italia SpA, ADR ............       679,330       1,430,450
   108,000  Telefonica SA, ADR .................     2,999,903       6,102,000
     6,117  Telefonica SA, BDR .................       108,417         112,851
    51,000  Telefonos de Mexico SA de
              CV, Cl. L, ADR ...................       731,587       1,954,320
    46,604  Telekom Austria AG .................       347,582         883,683
   339,000  Telekom Malaysia Berhad ............     1,520,064       1,034,842
     3,355  Telemar Norte Leste SA .............       148,531          85,328
   666,336  TeliaSonera AB .....................     2,961,330       3,990,756
     2,400  Telstra Corp. Ltd., ADR ............        47,304          45,936
     8,075  Thai Telephone &
              Telecom, GDR+ (a)(b) .............       100,542           3,230
                                                  ------------    ------------
                                                    32,259,882      47,768,165
                                                  ------------    ------------
            TELECOMMUNICATIONS: REGIONAL -- 23.1%
    78,000  Aliant Inc. ........................     1,345,457       1,809,790
    48,000  ALLTEL Corp. .......................     2,135,947       2,820,480
    13,500  Atlantic Tele-Network Inc. .........       114,073         438,750
   185,000  BCE Inc. ...........................     4,350,625       4,464,050
    75,000  BellSouth Corp. ....................     2,045,678       2,084,250
    12,000  Brasil Telecom Participacoes
              SA, ADR ..........................       595,898         457,800
       952  Brasil Telecom SA ..................             3               5
   120,000  CenturyTel Inc. ....................     3,289,256       4,256,400
   275,000  Cincinnati Bell Inc.+ ..............     2,047,424       1,141,250
   200,000  Citizens Communications Co. ........     1,858,476       2,758,000
    50,000  Commonwealth Telephone
              Enterprises Inc.+ ................     1,490,424       2,483,000
    50,060  D&E Communications Inc. ............       624,913         603,223
   170,000  First Pacific Co. Ltd.+ ............        92,079          45,383
    20,000  First Pacific Co. Ltd., ADR+ .......        30,145          26,696
     1,000  Maroc Telecom+ .....................         8,200          11,432
   490,000  Qwest Communications
              International Inc.+ ..............     2,420,991       2,175,600
   325,000  Rogers Communications Inc.,
              Cl. B ............................     3,279,405       8,498,750
    85,000  SBC Communications Inc. ............     3,155,525       2,190,450
    11,000  Shenandoah
              Telecommunications Co. ...........       138,825         329,450
    25,693  Tele Norte Leste
              Participacoes SA, ADR ............       368,347         433,441
   217,000  Telecom Argentina SA,
              Cl. B, ADR+ ......................     1,076,436       2,378,320


                                                                      MARKET
    SHARES                                             COST           VALUE
   -------                                             ----          --------
    57,700  Telefonica de Argentina
              SA, ADR+ .........................  $    376,367    $    507,760
    13,421  TELUS Corp. ........................       274,410         405,716
    36,579  TELUS Corp., ADR ...................       654,076       1,105,781
   100,000  TELUS Corp., Non-Voting ............     2,510,037       2,899,470
 1,000,000  True Corp. plc+ ....................       687,194         209,781
   100,000  Verizon Communications Inc. ........     4,178,493       4,051,000
                                                  ------------    ------------
                                                    39,148,704      48,586,028
                                                  ------------    ------------
            WIRELESS COMMUNICATIONS -- 21.8%
    38,000  ABC Communications
              Holdings Ltd. ....................        19,234           3,276
    83,000  America Movil SA de CV,
              Cl. L, ADR .......................     1,206,931       4,345,050
    50,000  Centennial Communications
              Corp.+ ...........................       586,225         396,500
    80,000  China Mobile (Hong Kong)
              Ltd., ADR ........................     1,165,904       1,372,800
    70,000  CP Pokphand Co. Ltd., ADR+ .........        58,725          53,809
    60,000  Dobson Communications
              Corp., Cl. A+ ....................       337,434         103,200
    10,000  Easycall International Ltd.+ .......         9,532             717
   240,000  Europolitan Vodafone AB+ (c) .......       220,306       1,697,415
     3,500  Grupo Iusacell SA de
              CV, ADR+ .........................        29,040          36,015
    26,000  Himachal Futuristic
              Communications
              Ltd.+ (a)(c) .....................       141,200          47,927
       666  Hutchison Telecommunications
              International Ltd.+ ..............           519             600
     2,000  Millicom International
              Cellular SA+ .....................        17,000          45,460
   700,000  mm02 plc+ ..........................       741,703       1,649,675
    85,000  mm02 plc, ADR+ .....................       885,925       2,003,450
       200  Mobile TeleSystems, ADR ............        29,612          27,702
   125,000  Nextel Communications Inc.,
              Cl. A+ ...........................     1,643,993       3,750,000
    70,000  Nextel Partners Inc., Cl. A+ .......       762,318       1,367,800
     1,500  NTT DoCoMo Inc. ....................     4,313,046       2,766,663
    94,500  Price Communications Corp.+ ........     1,357,786       1,756,755
    42,000  Rural Cellular Corp., Cl. A+ .......       432,519         261,618
    90,000  SK Telecom Co. Ltd., ADR ...........     1,068,189       2,002,500
     3,413  Tele Centro Oeste Celular
              Participacoes SA, ADR ............         9,894          33,686
       264  Tele Leste Celular
              Participacoes SA, ADR+ ...........         6,975           3,208
       460  Tele Norte Celular
              Participacoes SA, ADR ............         7,079           4,200
   970,000  Telecom Italia Mobile SpA ..........     3,829,118       7,251,597
     1,150  Telemig Celular
              Participacoes SA, ADR ............        30,497          32,465

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                             COST           VALUE
   -------                                             ----          --------
            COMMON STOCKS (CONTINUED)
            WIRELESS COMMUNICATIONS (CONTINUED)
    75,000  Telephone & Data
              Systems Inc. .....................  $  3,141,079    $  5,771,250
 5,272,417  Telesp Celular
              Participacoes SA+ ................         2,665           9,925
    12,425  Telesp Celular Participacoes
              SA, ADR+ .........................       299,286          84,490
 1,941,258  Telesp Celular Participacoes
              SA, Receipts+ ....................         3,605           3,654
     4,430  Tim Participacoes SA, ADR ..........        54,016          68,311
    20,000  Total Access
              Communications plc+ ..............       126,250          70,800
     6,000  Triton PCS Holdings Inc.,
              Cl. A+ ...........................        20,520          20,520
    95,000  United States Cellular Corp.+ ......     4,264,805       4,252,200
    60,000  Vimpel-Communications,
              ADR+ .............................       453,151       2,168,400
    40,000  Vodafone Group plc, ADR ............       717,701       1,095,200
    50,000  Western Wireless Corp., Cl. A+ .....       167,128       1,465,000
                                                  ------------    ------------
                                                    28,160,910      46,023,838
                                                  ------------    ------------
            TOTAL COMMON STOCKS ................   146,631,501     204,343,823
                                                  ------------    ------------
            PREFERRED STOCKS -- 0.2%
            TELECOMMUNICATIONS -- 0.2%
    43,983  Brasil Telecom SA, Pfd. ............           474             227
     9,000  Philippine Long Distance
              Telephone Co.,
              $3.50 Cv. Pfd., Ser. III .........       418,475         444,600
                                                  ------------    ------------
                                                       418,949         444,827
                                                  ------------    ------------
            WIRELESS COMMUNICATIONS -- 0.0%
       501  Celular CRT Participacoes
              SA, Pfd. .........................           206             101
19,593,149  Tele Sudeste Celular
              Participacoes SA, Pfd. ...........       118,824          46,401
   197,928  Telesp Celular Participacoes
              SA, Pfd.+ ........................        40,512             536
    70,870  Telesp Celular Participacoes
              SA, Pfd., Receipts+ ..............           131             185
                                                  ------------    ------------
                                                       159,673          47,223
                                                  ------------    ------------
            TOTAL PREFERRED STOCKS                     578,622         492,050
                                                  ------------    ------------

            RIGHTS -- 0.0%
            TELECOMMUNICATIONS -- 0.0%
   315,789  TelecomAsia Corp. plc Rights+ (c) ..             0               0
                                                  ------------    ------------

   PRINCIPAL
    AMOUNT
    ------
            U.S. GOVERNMENT OBLIGATIONS -- 3.0%
$6,241,000  U.S. Treasury Bills,
              1.786% to 2.202%++,
              01/06/05 to 03/17/05 .............     6,231,966       6,232,061
                                                  ------------    ------------


                                                                      MARKET
    SHARES                                             COST           VALUE
   -------                                             ----          --------
            WARRANTS -- 0.0%
            COMMUNICATIONS EQUIPMENT -- 0.0%
    20,000  Champion Technology Holdings
              Ltd. Warrants expires
              02/17/06+ (c) ....................  $          0    $        404
    18,944  Champion Technology Holdings
              Ltd. Warrants
              expires 02/07/05+ ................         2,721              56
     1,473  Lucent Technologies Inc. Warrants
              expires 12/10/07+ ................         2,445           2,327
                                                  ------------    ------------
            TOTAL WARRANTS .....................         5,166           2,787
                                                  ------------    ------------
            TOTAL
              INVESTMENTS -- 100.2% ............  $153,447,255     211,070,721
                                                  ============
            OTHER ASSETS AND LIABILITIES (NET)
              -- (0.2)% ........................                      (326,094)
                                                                  ------------
            NET ASSETS -- 100.0% ...............                  $210,744,627
                                                                  ============
----------------
            For Federal tax purposes:
            Aggregate cost .....................                  $161,415,575
                                                                  ============
            Gross unrealized appreciation ......                  $ 68,655,148
            Gross unrealized depreciation ......                   (19,000,002)
                                                                  ------------
            Net unrealized appreciation
              (depreciation) ...................                  $ 49,655,146
                                                                  ============
----------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the market value of Rule 144A securities amounted to $199,916 or 0.09% of total net assets. Except as noted in (b), these securities are liquid.
 (b) At December 31, 2004, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:
                                                                     12/31/04
                                                                     CARRYING
ACQUISITION                              ACQUISITION   ACQUISITION     VALUE
  SHARES   ISSUER                           DATE          COST       PER UNIT
  ------   ------                        -----------   -----------   --------
   8,075   Thai Telephone & Telecom, GDR  03/31/94      $100,542      $0.400

 (c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2004, the market value of fair valued securities amounted to $1,745,797 or 0.83% of total net assets.
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.
 BDR - Brazilian Depository Receipt.
 GDR - Global Depository Receipt.
                                                         % OF
                                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                              VALUE       VALUE
--------------------------                              ------      ------
North America ..................................         54.9%   $115,954,520
Europe .........................................         29.9      63,109,388
Latin America ..................................          6.0      12,712,308
Asia/Pacific ...................................          5.4      11,319,924
Japan ..........................................          3.8       7,974,581
                                                        ------   ------------
                                                        100.0%   $211,070,721
                                                        ======   ============

                 See accompanying notes to financial statements.

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $153,447,255) ..................   $211,070,721
  Cash and foreign currency, at value
    (cost $10,661) ...........................................         10,912
  Receivable for Fund shares sold ............................        241,807
  Dividends and interest receivable ..........................        293,983
  Other assets ...............................................          8,967
                                                                 ------------
  TOTAL ASSETS ...............................................    211,626,390
                                                                 ------------
LIABILITIES:
  Payable for Fund shares redeemed ...........................        459,344
  Payable for investment advisory fees .......................        175,804
  Payable for distribution fees ..............................         44,643
  Other accrued expenses .....................................        201,972
                                                                 ------------
  TOTAL LIABILITIES ..........................................        881,763
                                                                 ------------
  NET ASSETS applicable to 12,230,424
    shares outstanding .......................................   $210,744,627
                                                                 ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value .........................   $     12,230
  Additional paid-in capital .................................    219,533,739
  Accumulated net realized loss on investments
    and foreign currency transactions ........................    (66,432,240)
  Net unrealized appreciation on investments
    and foreign currency translation .........................     57,630,898
                                                                 ------------
  NET ASSETS .................................................   $210,744,627
                                                                 ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($209,043,327 / 12,129,847
    shares outstanding) ......................................         $17.23
                                                                       ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($597,699 / 34,706 shares outstanding) ...................         $17.22
                                                                       ======
  Maximum offering price per share
    (NAV / 0.9425, based on maximum sales
    charge of 5.75% of the offering price) ...................         $18.27
                                                                       ======
  CLASS B:
  Net Asset Value and offering price per share
    ($854,720 / 50,974 shares outstanding) ...................         $16.77(a)
                                                                       ======
  CLASS C:
  Net Asset Value and offering price per share
    ($248,881 / 14,897 shares outstanding) ...................         $16.71(a)
                                                                       ======
-------------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $323,644) ...............    $ 4,047,458
  Interest ...................................................         44,784
                                                                  -----------
  TOTAL INVESTMENT INCOME ....................................      4,092,242
                                                                  -----------
EXPENSES:
  Investment advisory fees ...................................      1,941,638
  Distribution fees-- Class AAA ..............................        481,703
  Distribution fees-- Class A ................................          1,306
  Distribution fees-- Class B ................................          8,582
  Distribution fees-- Class C ................................          1,019
  Shareholder services fees ..................................        303,069
  Shareholder communications expenses ........................        140,755
  Custodian fees .............................................         85,337
  Legal and audit fees .......................................         53,055
  Registration fees ..........................................         46,434
  Directors' fees ............................................         20,690
  Interest expense ...........................................         13,776
  Miscellaneous expenses .....................................         53,744
                                                                  -----------
  TOTAL EXPENSES .............................................      3,151,108
                                                                  -----------
  NET INVESTMENT INCOME ......................................        941,134
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS  AND FOREIGN CURRENCY:
  Net realized loss on investments ...........................     (1,855,947)
  Net realized gain on foreign
    currency transactions ....................................         13,874
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translation .....................................     40,701,406
                                                                  -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS ............................................     38,859,333
                                                                  -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..........................................    $39,800,467
                                                                  ===========


                 See accompanying notes to financial statements.

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED             YEAR ENDED
                                                                                           DECEMBER 31, 2004      DECEMBER 31, 2003
                                                                                           -----------------      -----------------
OPERATIONS:
  Net investment income/(loss) ...........................................................    $    941,134           $   (625,884)
  Net realized loss on investments and foreign currency transactions .....................      (1,842,073)           (13,194,924)
  Net change in unrealized appreciation/depreciation on investments,
    and foreign currency translation .....................................................      40,701,406             71,936,201
                                                                                              ------------           ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................      39,800,467             58,115,393
                                                                                              ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ............................................................................        (962,965)                  --
    Class A ..............................................................................          (2,741)                  --
    Class C ..............................................................................            (743)                  --
                                                                                              ------------           ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................................        (966,449)                  --
                                                                                              ------------           ------------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ..............................................................................     (15,265,831)           (11,470,954)
  Class A ................................................................................          86,356               (102,311)
  Class B ................................................................................        (125,404)               (34,067)
  Class C ................................................................................         132,412               (191,699)
                                                                                              ------------           ------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .............................     (15,172,467)           (11,799,031)
                                                                                              ------------           ------------
  REDEMPTION FEES ........................................................................          31,714                 46,202
                                                                                              ------------           ------------
  NET INCREASE IN NET ASSETS .............................................................      23,693,265             46,362,564

NET ASSETS:
  Beginning of period ....................................................................     187,051,362            140,688,798
                                                                                              ------------           ------------
  End of period ..........................................................................    $210,744,627           $187,051,362
                                                                                              ============           ============




                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Global Telecommunications Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc. (the "Corporation"), was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At December 31, 2004, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

CONCENTRATION RISK. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's net asset value and a magnified effect in its total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $25,315 and to increase accumulated net realized loss on investments and foreign currency transactions by $13,874 with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments. The tax character of distributions paid during the fiscal year ended December 31, 2004 was $966,449 of ordinary income. No distributions were made in 2003.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

       Capital loss carryforward ....................  $(58,463,920)
       Net unrealized appreciation on securities,
         foreign receivables and payables ...........    49,662,578
                                                       ------------
       Total accumulated loss .......................  $ (8,801,342)
                                                       ============

At December 31, 2004, the Fund has net capital loss carryforwards for Federal income tax purposes of $58,463,920, which are available to reduce future required distributions of net capital gains to shareholders. $12,970,427 of the loss carryforward is available through 2009; $30,268,699 is available through 2010; $11,910,139 is available through 2011; and $3,314,655 is available through 2012.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $28,121,966 and $42,815,548, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2004, the Fund paid brokerage commissions of $94,678 to Gabelli & Company. During the year ended December 31, 2004, Gabelli & Company informed the Fund that it received $1,775 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2004, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At December 31, 2004, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings from the line of credit within the year ended December 31, 2004 was $611,593 with a related weighted average interest rate of 1.91%. The maximum amount borrowed at any time during the year ended December 31, 2004 was $6,294,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged within 60 days after the date of a purchase. For Class B and Class C Shares the 2.00% redemption fee applies to shares purchased on or after July 1, 2004. The redemption fee is deducted

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the year ended December 31, 2004 amounted to $31,714.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

Transactions in shares of capital stock were as follows:

                                                                          YEAR ENDED                         YEAR ENDED
                                                                       DECEMBER 31, 2004                  DECEMBER 31, 2003
                                                                 ----------------------------------------------------------------
                                                                    SHARES           AMOUNT           SHARES            AMOUNT
                                                                 ------------     ------------     ------------      ------------
                                                                           CLASS AAA                         CLASS AAA
                                                                 ----------------------------------------------------------------
Shares sold ..................................................      2,349,410     $ 35,596,632        5,059,251      $ 54,011,099
Shares issued upon reinvestment of dividends .................         53,559          917,462               --                --
Shares redeemed ..............................................     (3,507,385)     (51,779,925)      (6,005,228)      (65,482,053)
                                                                 ------------     ------------     ------------      ------------
    Net decrease .............................................     (1,104,416)    $(15,265,831)        (945,977)     $(11,470,954)
                                                                 ============     ============     ============      ============

                                                                            CLASS A                           CLASS A
                                                                 ----------------------------------------------------------------
Shares sold ..................................................         24,016     $    370,807            6,584      $     80,377
Shares issued upon reinvestment of dividends .................            155            2,655               --                --
Shares redeemed ..............................................        (19,465)        (287,106)         (14,422)         (182,688)
                                                                 ------------     ------------     ------------      ------------
    Net increase/(decrease) ..................................          4,706     $     86,356           (7,838)     $   (102,311)
                                                                 ============     ============     ============      ============

                                                                            CLASS B                           CLASS B
                                                                 ----------------------------------------------------------------
Shares sold ..................................................          4,815     $     69,837            1,991      $     23,884
Shares issued upon reinvestment of dividends .................             --               --               --                --
Shares redeemed ..............................................        (13,535)        (195,241)          (5,397)          (57,951)
                                                                 ------------     ------------     ------------      ------------
    Net decrease .............................................         (8,720)    $   (125,404)          (3,406)     $    (34,067)
                                                                 ============     ============     ============      ============

                                                                            CLASS C                           CLASS C
                                                                 ----------------------------------------------------------------
Shares sold ..................................................         15,392     $    235,791            2,913      $     31,540
Shares issued upon reinvestment of dividends .................             45              743               --                --
Shares redeemed ..............................................         (7,412)        (104,122)         (22,109)         (223,239)
                                                                 ------------     ------------     ------------      ------------
    Net increase/(decrease) ..................................          8,025     $    132,412          (19,196)     $   (191,699)
                                                                 ============     ============     ============      ============

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                              INCOME
                                     FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
                           ---------------------------------------------   ----------------------------------------
                                                   Net
               Net Asset                      Realized and       Total                      Net
 Period          Value,           Net          Unrealized        from          Net       Realized
  Ended        Beginning      Investment     Gain/(Loss) on   Investment   Investment     Gain on         Total
December 31,   of Period   Income/(Loss) (e)   Investments    Operations     Income     Investments   Distributions
------------   ---------   ----------------    -----------    ----------   ----------   -----------   -------------
CLASS AAA
  2004            $14.03       $ 0.07            $ 3.21         $ 3.28       $(0.08)          --         $(0.08)
  2003              9.83        (0.04)             4.24           4.20           --           --             --
  2002             13.96        (0.01)            (4.12)         (4.13)          --           --             --
  2001             17.63        (0.07)            (3.58)         (3.65)          --       $(0.02)         (0.02)
  2000             26.95         0.59             (7.13)         (6.54)       (0.63)       (2.15)         (2.78)
CLASS A
  2004            $14.03       $ 0.08            $ 3.19         $ 3.27       $(0.08)          --         $(0.08)
  2003              9.83        (0.04)             4.24           4.20           --           --             --
  2002             13.95        (0.00) (b)        (4.12)         (4.12)          --           --             --
  2001             17.61        (0.06)            (3.58)         (3.64)          --       $(0.02)         (0.02)
  2000 (a)         28.51         0.60             (8.70)         (8.10)       (0.65)       (2.15)         (2.80)
CLASS B
  2004            $13.69       $(0.04)           $ 3.12         $ 3.08           --           --             --
  2003              9.67        (0.13)             4.15           4.02           --           --             --
  2002             13.83        (0.08)            (4.08)         (4.16)          --           --             --
  2001             17.59        (0.17)            (3.57)         (3.74)          --       $(0.02)        $(0.02)
  2000 (a)         28.51         0.44             (8.61)         (8.17)      $(0.60)       (2.15)         (2.75)
CLASS C
  2004            $13.68       $(0.06)           $ 3.14         $ 3.08       $(0.05)          --         $(0.05)
  2003              9.66        (0.16)             4.18           4.02           --           --             --
  2002             13.82        (0.08)            (4.08)         (4.16)          --           --             --
  2001             17.58        (0.17)            (3.57)         (3.74)          --       $(0.02)         (0.02)
  2000 (a)         28.51         0.45             (8.62)         (8.17)       (0.61)       (2.15)         (2.76)



                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                        --------------------------------------------------------------

                            Net Asset              Net Assets      Net
 Period                       Value,                 End of     Investment                 Portfolio
  Ended        Redemption     End of     Total       Period       Income/     Operating     Turnover
December 31,     Fees(e)      Period    Return +   (in 000's)     (Loss)     Expenses(c)      Rate
------------   ----------   ---------   --------   ----------   ----------   -----------   -----------
CLASS AAA
  2004          $0.00 (b)    $17.23       23.4%     $209,043       0.49%         1.62%         15%
  2003           0.00 (b)     14.03       42.7       185,719      (0.38)         1.62          11
  2002             --          9.83      (29.6)      139,455      (0.05)         1.66           8
  2001             --         13.96      (20.7)      233,887      (0.45)         1.52          15
  2000             --         17.63      (24.1)      329,415       2.36          1.46          49
CLASS A
  2004          $0.00 (b)    $17.22       23.3%         $598       0.52%         1.62%         15%
  2003           0.00 (b)     14.03       42.7           421      (0.38)         1.62          11
  2002             --          9.83      (29.5)          372      (0.05)         1.66           8
  2001             --         13.95      (20.7)          219      (0.45)         1.52          15
  2000 (a)         --         17.61      (28.2)           16       2.36 (d)      1.46 (d)      49
CLASS B
  2004          $0.00 (b)    $16.77       22.5%         $855      (0.25)%        2.37%         15%
  2003           0.00 (b)     13.69       41.6           817      (1.13)         2.37          11
  2002             --          9.67      (30.1)          610      (0.80)         2.41           8
  2001             --         13.83      (21.3)          640      (1.20)         2.27          15
  2000 (a)         --         17.59      (28.5)          128       1.61 (d)      2.21 (d)      49
CLASS C
  2004          $0.00 (b)    $16.71       22.5%         $249      (0.44)%        2.37%         15%
  2003           0.00 (b)     13.68       41.6            94      (1.13)         2.37          11
  2002             --          9.66      (30.1)          252      (0.80)         2.41           8
  2001             --         13.82      (21.3)          196      (1.20)         2.27          15
  2000 (a)         --         17.58      (28.5)           60       1.61 (d)      2.21 (d)      49

----------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) From  commencement of offering on March 1, 2000.
(b) Amount  represents less than $0.005 per share.
(c) The Fund incurred interest expense during the years ended December 31, 2004, 2003, and 2002. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.61%, 1.61% and 1.64% (Class AAA), 1.61%, 1.61% and 1.64% (Class A), 2.36%, 2.36% and 2.39%
    (Class B), and 2.36%, 2.36% and 2.39% (Class C), respectively.
(d) Annualized.
(e) Per share amounts have been calculated using the average shares outstanding method.

                 See accompanying notes to financial statements.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Global Telecommunications Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Global Telecommunications Fund (the "Fund"), a series of Gabelli Global Series Funds, Inc., as of December 31, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2002 were audited by other auditors whose report dated January 31, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Global Telecommunications Fund at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ Ernst & Young LLP
New York, New York
February 11, 2005

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Fund's Statement of Additional Information includes additional information about Gabelli Global Series Funds, Inc. Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to Gabelli Global Series Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

                        TERM OF OFFICE      NUMBER OF
NAME, POSITION(S)        AND LENGTH OF    FUNDS IN FUND
    ADDRESS 1                TIME       COMPLEX OVERSEEN        PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
    AND AGE                SERVED 2        BY DIRECTOR          DURING PAST FIVE YEARS                      HELD BY DIRECTOR 4
-----------------       --------------  ----------------        -----------------------                 -------------------------
INTERESTED DIRECTORS 3:
-----------------------
MARIO J. GABELLI          Since 1993          24          Chairman of the Board, Chief Executive        Director of Morgan Group
Director and                                              Officer of Gabelli Asset Management Inc.      Holdings, Inc. (holding
Chief Investment Officer                                  and Chief Investment Officer of Gabelli       company)
Age: 62                                                   Funds, LLC and GAMCO Investors, Inc.;
                                                          Vice Chairman and Chief Executive
                                                          Officer of Lynch Interactive Corporation
                                                          (multimedia and services)

JOHN D. GABELLI           Since 1993          10          Senior Vice President of Gabelli &                       --
Director                                                  Company, Inc.; Director of Gabelli
Age: 60                                                   Advisers, Inc.

KARL OTTO POHL            Since 1993          34          Member of the Shareholder Committee of        Director of Gabelli Asset
Director                                                  Sal Oppenheim Jr. & Cie (private investment   Management Inc. (investment
Age: 75                                                   bank); Former President of the Deutsche       management); Chairman,
                                                          Bundesbank and Chairman of its Central Bank   Incentive Capital and
                                                          Council (1980-1991)                           Incentive Asset Management
                                                                                                        (Zurich); Director at Sal
                                                                                                        Oppenheim Jr. & Cie, Zurich
NON-INTERESTED DIRECTORS:
-------------------------
E. VAL CERUTTI            Since 2001           7          Chief Executive Officer of Cerutti            Director of Lynch
Director                                                  Consultants, Inc.; Former President and       Corporation (diversified
Age: 65                                                   Chief Operating Officer of Stella D'oro       manufacturing)
                                                          Biscuit Company (through 1992); Adviser,
                                                          Iona College School of Business

ANTHONY J. COLAVITA       Since 1993          36          President and Attorney at Law in the law                 --
Director                                                  firm of Anthony J. Colavita, P.C.
Age: 69

ARTHUR V. FERRARA         Since 2001           9          Formerly, Chairman of the Board and Chief     Director of The Guardian
Director                                                  Executive Officer of The Guardian Life        Life Insurance Company of
Age: 74                                                   Insurance Company of America from January     America; Director of the
Insurance                                                 1993 to December 1995; President, Chief       Guardian Insurance and
                                                          Executive Officer and a Director prior        Annuity Company, Inc.,
                                                          thereto                                       Guardian Investors Services
                                                                                                        Corporation and 25 mutual
                                                                                                        funds within the Guardian
                                                                                                        Fund Complex

WERNER J. ROEDER, MD      Since 1993          26          Medical Director of Lawrence Hospital                    --
Director                                                  and practicing private physician
Age: 64

ANTHONIE C. VAN EKRIS     Since 1993          20          Managing Director of BALMAC International,    Director of Aurado
Director                                                  Inc. (commodities)                            Energy, Inc.
Age: 70                                                                                                 (oil and gas operations)

SALVATORE J. ZIZZA        Since 2004          24          Chairman, Hallmark Electrical Supplies        Director of Hollis
Director                                                  Corp.                                         Eden Pharmaceuticals;
Age: 59                                                                                                 Director of Earl Scheib,
                                                                                                        Inc. (automotive services)

                                       19

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                        TERM OF OFFICE      NUMBER OF
NAME, POSITION(S)        AND LENGTH OF    FUNDS IN FUND
    ADDRESS 1                TIME       COMPLEX OVERSEEN        PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
    AND AGE                SERVED 2        BY DIRECTOR          DURING PAST FIVE YEARS                      HELD BY DIRECTOR 4
-----------------       --------------  ----------------        -----------------------                 -------------------------
OFFICERS:
---------
BRUCE N. ALPERT           Since 2003          --          Executive Vice President and Chief                       --
President and Treasurer                                   Operating Officer of Gabelli Funds, LLC
Age: 53                                                   since 1988 and an officer of all mutual
                                                          funds advised by Gabelli Funds, LLC and its
                                                          affiliates. Director and President of
                                                          Gabelli Advisers, Inc.

JAMES E. MCKEE            Since 1995          --          Vice President, General Counsel and                      --
Secretary                                                 Secretary of Gabelli Asset Management Inc.
Age: 41                                                   since 1999 and GAMCO Investors, Inc. since
                                                          1993; Secretary of all mutual funds advised
                                                          by Gabelli Advisers, Inc. and Gabelli Funds,
                                                          LLC

PETER GOLDSTEIN           Since 2004          --          Director of Regulatory Affairs at Gabelli                --
Chief Compliance Officer                                  Asset Management Inc. since February 2004;
Age: 51                                                   Vice President of Goldman Sachs Asset
                                                          Management from November 2000 through
                                                          January 2004; Deputy General Counsel at
                                                          Gabelli Asset Management Inc. from February
                                                          1998 through November 2000

-----------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Company's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested person" of the Company as defined in the Investment Company Act of 1940. Messrs. M. Gabelli, J. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Company's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.
  4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)
 For the year ended December 31, 2004, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.079, $0.080, and $0.050 per share for Class AAA, Class A, and Class C, respectively. For the year ended December 31, 2004, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% of the ordinary income distribution was qualifying dividend income. Also for the year ended December 31, 2004, the Fund passed through foreign tax credits of $0.0313 per share to Class AAA, Class A and Class C shareholders. The foreign source income and tax credits by country are presented in the table below. Visit www.gabelli.com for more information about 2004 foreign source income and foreign taxes paid.

 U.S. GOVERNMENT INCOME:
 The percentage of the ordinary income dividend paid by the Fund during fiscal year 2004 which was derived from U.S. Treasury securities was 1.12%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Global Telecommunications Fund did not meet this strict requirement in 2004. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

      FOREIGN SOURCE INCOME AND TAX CREDITS BY COUNTRY FOR 2004 (UNAUDITED)
                     GABELLI GLOBAL TELECOMMUNICATIONS FUND
                     --------------------------------------

                       Foreign Source    Foreign Qualifying
                           Income %            Income %         Foreign Tax %
                           --------            --------         -------------
     Australia              0.16                 0.20               0.09
     Austria                0.18                 0.22               0.29
     Brazil                 0.89                 0.09               0.85
     Canada                 8.15                10.26              14.23
     Chile                 12.13                 0.00              35.30
     China                  0.22                 0.28               0.00
     Czech Republic         0.41                 0.00               0.65
     Denmark                0.92                 1.16               3.08
     Finland                0.21                 0.26               0.39
     France                 1.27                 1.60               1.58
     Germany                0.42                 0.53               0.70
     Greece                 0.25                 0.31               0.00
     Hong Kong              0.84                 0.00               0.00
     Hungary                0.02                 0.02               0.04
     Indonesia              0.40                 0.51               0.26
     Italy                 10.05                12.65              17.87
     Japan                  1.82                 2.28               1.25
     Malaysia               0.53                 0.00               0.00
     Mexico                 1.88                 2.36               0.00
     Netherlands            0.63                 0.79               2.59
     New Zealand            1.01                 1.27               1.93
     Pakistan               0.37                 0.46               0.44
     Philippines            0.77                 0.96               1.41
     Portugal               0.38                 0.48               0.58
     Russia                 0.39                 0.49               0.07
     Singapore              3.12                 0.00               0.00
     South Korea            1.34                 1.68               4.91
     Spain                  3.68                 4.63               3.17
     Sweden                 2.12                 2.67               3.41
     Switzerland            2.71                 3.41               4.79
     United Kingdom         3.06                 3.85               0.12

                        Gabelli Global Series Funds, Inc.
                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

      Mario J. Gabelli, CFA                John D. Gabelli
      CHAIRMAN AND CHIEF                   SENIOR VICE PRESIDENT
      INVESTMENT OFFICER                   GABELLI & COMPANY, INC.
      GABELLI ASSET MANAGEMENT INC.

      E. Val Cerutti                       Karl Otto Pohl
      CHIEF EXECUTIVE OFFICER              FORMER PRESIDENT
      CERUTTI CONSULTANTS, INC.            DEUTSCHE BUNDESBANK

      Anthony J. Colavita                  Werner J. Roeder, MD
      ATTORNEY-AT-LAW                      MEDICAL DIRECTOR
      ANTHONY J. COLAVITA, P.C.            LAWRENCE HOSPITAL

      Arthur V. Ferrara                    Anthonie C. van Ekris
      FORMER CHAIRMAN AND                  MANAGING DIRECTOR
      CHIEF EXECUTIVE OFFICER              BALMAC INTERNATIONAL, INC.
      GUARDIAN LIFE INSURANCE
      COMPANY OF AMERICA                   Salvatore J. Zizza
                                           CHAIRMAN
                                           HALLMARK ELECTRICAL SUPPLIES CORP.


                                    OFFICERS

      Bruce N. Alpert                      James E. McKee
      PRESIDENT AND TREASURER              SECRETARY

      Peter Goldstein
      CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP
--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB401Q404SR

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $105,600 in 2004 and $98,000 in 2003.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
        (a) of this Item are $0 in 2004 and $0 in 2003.

Tax Fees
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $14,400 in 2004 and $13,600 in 2003.

        Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees
--------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2003.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $79,400 in 2004 and $72,600 in 2003.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
           (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of three "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita, Werner J. Roeder and
Salvatore J. Zizza. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:



   o The name of the shareholder and evidence of the person's ownership of shares of the Company, including the number of shares owned and the length of time of ownership;
   o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Company and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and
   o If requested by the Nominating Committee, a completed and signed Directors questionnaire.


The shareholder recommendation and information described above must be sent to the Company's Secretary c/o Gabelli Companys, LLC, James E. McKee, and must be received by the Secretary no less than 120 days prior to the anniversary date of the Company's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.



The Nominating Committee believes that the minimum qualifications for serving as a Director of the Company are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight on the business and affairs of the Company and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Company. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

The Company's Nominating Committee has adopted a Nominating Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on March 10, 2004 (Accession No. 0000935069-04-000476).

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Gabelli Global Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.